   TCW GALILEO FUNDS
      April 30, 2000


                                        SEMI-ANNUAL REPORT
                                        ----------------------------------------
                                        U.S Equities









                         Aggressive Growth Equities


                              Convertible Securities


                                   Earnings Momentum


                                        Large Cap Growth


                                             Large Cap Value


                                                  Select Equities


                                                       Small Cap Growth


                                                            Value Opportunities






                                                [LOGO OF TCW GALILEO FUNDS INC.]

TCW Galileo Funds, Inc.
-------------------------------------------------------------------------------

     U.S. Equities

Table of Contents                                                April 30, 2000
        Letter to Shareholders...........................................   1

        Performance Summary..............................................   2

        Schedules of Investments:

             TCW Galileo Aggressive Growth Equities Fund.................   3

             TCW Galileo Convertible Securities Fund.....................   6

             TCW Galileo Earnings Momentum Fund..........................  10

             TCW Galileo Large Cap Growth Fund...........................  13

             TCW Galileo Large Cap Value Fund............................  16

             TCW Galileo Select Equities Fund............................  19

             TCW Galileo Small Cap Growth Fund...........................  21

             TCW Galileo Value Opportunities Fund........................  25

        Statements of Assets and Liabilities.............................  28

        Statements of Operations.........................................  30

        Statements of Changes in Net Assets..............................  32

        Notes to Financial Statements....................................  36

        Financial Highlights.............................................  47

[LOGO OF TCW GALILEO FUNDS INC.]

--------------------------------------------------------------------------LOGO


     To Our Shareholders

          We are pleased to submit the April 30, 2000 semi-annual reports for the TCW Galileo Funds. On the following page is an analysis of each Fund's investment performance for a 1 year, 5 year and since inception period through April 30, 2000.

          TCW is committed to providing you with superior professional investment management and distinctive personal service through the TCW Galileo Funds. The Funds' long-term investment performance record is among the best in the industry. In addition, TCW carefully monitors each Fund's overall expense ratio to maintain their competitiveness.

          The Galileo Mutual Funds continue to provide our clients with targeted investment strategies featuring daily liquidity, competitive management fees and no front end loads, or deferred sales charges.

          Please call our Shareholder Services Department at (800) FUND-TCW(386-
          3829) if you have any questions or would like further information on the TCW Galileo Funds.

          /s/ Marc I. Stern

          Marc I. Stern
          Chairman of the Board

          June 2, 2000

   TCW Galileo Funds, Inc.
--------------------------------------------------------------------------------

     U.S. Equities

  Performance Summary (Unaudited)                                 April 30, 2000

                                                                               Total Return
                                                                       Annualized As of April 30, 2000
                                                                       -------------------------------
                                                                                                  Since
                                                            NAV        1-Year     5-Year        Inception   Inception Date
                                                         --------------------------------------------------------------------
        TCW Galileo Aggressive Growth
          Equities Fund -- Institutional
          Class                                            $28.54     57.52%     46.67%        44.09%/(1)/     11/01/94/(2)/

        TCW Galileo Aggressive Growth
          Equities Fund -- Advisory Class                  $28.46     57.23%     N/A           78.51%          03/01/99

        TCW Galileo Convertible
          Securities Fund                                  $15.45     45.95%     22.25%        16.28%/(1)/     01/01/89/(2)/

        TCW Galileo Earnings Momentum
          Fund                                             $15.75     67.91%     18.56%        16.38%/(1)/     05/01/93/(2)/

        TCW Galileo Large Cap Growth
          Fund -- Institutional Class                      $19.44     38.62%     N/A           41.13%/(1)/     06/19/97/(2)/

        TCW Galileo Large Cap Growth
          Fund -- Advisory Class                           $19.42     38.47%     N/A           41.04%          03/01/99

        TCW Galileo Large Cap Value
          Fund -- Institutional Class                      $13.05      5.10%     N/A           16.53%/(1)/     12/01/97/(2)/

        TCW Galileo Large Cap Value
          Fund -- Advisory Class                           $13.06      4.70%     N/A           15.58%          03/01/99

        TCW Galileo Select Equities
          Fund -- Institutional Class                      $25.55     41.06%     29.97%        22.34%/(1)/     07/01/91/(2)/

        TCW Galileo Select Equities
          Fund -- Advisory Class                           $25.46     40.57%     N/A           42.05%          03/01/99

        TCW Galileo Small Cap Growth
          Fund -- Institutional Class                      $38.32     75.25%     35.43%        23.88%/(1)/     12/01/89/(2)/

        TCW Galileo Small Cap Growth
          Fund -- Advisory Class                           $38.25     75.93%     N/A           77.58%          03/01/99

        TCW Galileo Value Opportunities
          Fund                                             $12.62     29.11%     N/A           17.99%/(1)/     11/01/96/(2)/

(1) Performance data includes the performance of the predecessor limited partnership for periods before the TCW Galileo Funds' registration became effective. The predecessor limited partnerships were not registered under the Investment Company Act of 1940, as amended ("1940 Act"), and, therefore were not subject to certain investment restrictions that are imposed by the 1940 Act. If the limited partnership had been registered under the 1940 Act, the limited partnership's performance may have been lower.
(2)  Inception date of predecessor limited partnership.

  TCW Galileo Aggressive Growth Equities Fund
----------------------------------------------------------------------------LOGO



  Schedule of Investments (Unaudited)                             April 30, 2000

        Number of
         Shares              Common Stock                                                    Value
        ---------            ------------                                                -------------
                             Advertising (0.8% of Net Assets)
           26,800            DoubleClick, Inc.                                            $  2,033,450*
                                                                                         -------------
                             Banking & Financial Services (2.9%)
          190,922            E*TRADE Group, Inc.                                             4,104,823*
           90,085            T. Rowe Price Associates, Inc.                                  3,434,491
                                                                                         -------------
                             Total Banking & Financial Services                              7,539,314
                                                                                         -------------
                             Commercial Services (1.6%)
            1,500            Fairmarket, Inc.                                                   10,312*
           50,400            MedQuist, Inc.                                                  1,786,050*
           45,592            Paychex, Inc.                                                   2,399,279
                                                                                         -------------
                             Total Commercial Services                                       4,195,641
                                                                                         -------------
                             Computer Services (18.3%)
            2,200            Akamai Technologies, Inc.                                         217,525*
           25,700            CheckFree Holdings Corp.                                        1,305,881*
           41,400            Commerce One, Inc.                                              2,527,987*
           18,100            Foundry Networks, Inc.                                          1,647,100*
           23,600            Kana Communications, Inc.                                       1,004,475*
           79,264            Portal Software, Inc.                                           3,636,236*
           79,110            Scient Corp.                                                    4,271,940*
           73,600            StarMedia Network, Inc.                                         1,610,000*
          110,324            VeriSign, Inc.                                                 15,376,407*
           60,000            Viant Corp.                                                     1,380,000*
          107,542            Yahoo!, Inc.                                                   14,007,345*
                                                                                         -------------
                             Total Computer Services                                        46,984,896
                                                                                         -------------
                             Computer Software (18.4%)
           84,200            Ariba, Inc.                                                     6,246,587*
           60,000            Healtheon/WebMD Corp.                                           1,263,750*
           47,700            Homestore.com, Inc.                                               870,525*
            1,900            i3 Mobile, Inc.                                                    35,625*
           36,659            Rational Software Corp.                                         3,120,597*
            4,000            Selectica, Inc.                                                   152,000*
          200,644            Siebel Systems, Inc.                                           24,654,131*
           15,700            Sycamore Networks, Inc.                                         1,232,450*
            3,500            Versata, Inc.                                                     106,312*
          201,954            Vignette Corp.                                                  9,731,658*
                                                                                         -------------
                             Total Computer Software                                        47,413,635
                                                                                         -------------
                             Electronics (10.7%)
           57,817            Altera Corp.                                                    5,911,788*
            1,500            Avanex Corp.                                                      182,812*
            6,800            Infineon Technologies AG (ADR)                                    461,550*
          129,636            Maxim Integrated Products, Inc.                                 8,402,033*
          171,734            XILINX, Inc.                                                   12,579,516*
                                                                                         -------------
                             Total Electronics                                              27,537,699
                                                                                         -------------


See accompanying notes to financial statements.

TCW Galileo Aggressive Growth Equities Fund
--------------------------------------------------------------------------------


Schedule of Investments (Unaudited) (Continued)

Number of
 Shares                                                                     Value
---------                                                             ---------------
               Entertainment & Leisure (1.6%)
113,068        Westwood One, Inc.                                     $    3,999,781*
                                                                      --------------
               Healthcare (1.5%)
 48,700        Human Genome Sciences, Inc.                                 3,728,594*
                                                                      --------------
               Insurance (1.2%)
 64,059        Hartford Life, Inc.                                         3,154,906
                                                                      --------------
               Media--Broadcasting & Publishing (7.6%)
 67,044        Cablevision Systems Corp.                                   4,538,041*
 43,781        Clear Channel Communications, Inc.                          3,152,232*
 15,100        Cox Radio, Inc.                                             1,094,750*
 29,800        Hispanic Broadcasting Corp.                                 3,011,663*
126,200        Mediacom Communications Corp.                               1,561,725*
 87,500        TCI Satellite Entertainment, Inc., Class A                    918,750*
 49,026        Univision Communications, Inc.                              5,356,091*
                                                                      --------------
               Total Media--Broadcasting & Publishing                     19,633,252
                                                                      --------------
               Medical Supplies (1.1%)
 22,700        MiniMed, Inc.                                               2,790,681*
                                                                      --------------
               Pharmaceuticals (6.1%)
 59,400        Abgenix, Inc.                                               5,320,013*
 68,048        Andrx Corp.                                                 3,483,207*
 22,800        Genentech, Inc.                                             2,667,600*
 21,700        Gilead Sciences, Inc.                                       1,175,869*
 34,100        Sepracor, Inc.                                              3,137,200*
                                                                      --------------
               Total Pharmaceuticals                                      15,783,889
                                                                      --------------
               Retail (5.8%)
 52,314        Amazon.com, Inc.                                            2,887,079*
 82,925        Bed, Bath & Beyond, Inc.                                    3,042,311*
 43,582        Ebay, Inc.                                                  6,937,710*
 39,382        Talbots, Inc.                                               1,991,252
                                                                      --------------
               Total Retail                                               14,858,352
                                                                      --------------
               Telecommunications (17.9%)
 92,000        American Tower Corp.                                        4,278,000*
132,078        AT & T Canada, Inc.                                         5,629,825*
136,192        EchoStar Communications Corp.                               8,673,728*
 63,400        Exodus Communications, Inc.                                 5,606,938*
 74,763        Global Crossing Ltd.                                        2,355,035*
 37,800        Juniper Networks, Inc.                                      8,039,588*
158,994        McLeodUSA, Inc.                                             3,974,850*
 89,400        Metromedia Fiber Network, Inc.                              2,760,225*
 17,300        Phone.com, Inc.                                             1,453,200*
161,200        Spectrasite Holdings, Inc.                                  3,385,200*
                                                                      --------------
               Total Telecommunications                                   46,156,589
                                                                      --------------
               Total Common Stock (Cost: $109,760,718) (95.5%)           245,810,679
                                                                      --------------

See accompanying notes to financial statements.

------------------------------------------------------------------------- [LOGO]

                                                                  April 30, 2000

Principal
 Amount        Short-Term Investments                                     Value
-----------    ----------------------                                 -------------
$ 3,281,078    American Express Co., 6.063%, due 05/10/00             $  3,281,078**
  4,300,948    American Express Co., 6.09%, due 05/22/00                 4,300,948**
  8,162,416    American Express Co., 6.1%, due 05/01/00                  8,162,416**
  7,234,597    Bank of America, 6.18%, due 06/20/00                      7,234,597**
  2,867,295    Bank of Nova Scotia, 6.05%, due 05/08/00                  2,867,295**
  5,534,597    BNP Paribas, S.A., 6.05%, due 05/10/00                    5,534,597**
  6,524,084    Credit Agricole, 6%, due 05/03/00                         6,524,084**
  8,530,703    Fleet National Bank, 6.193%, due 10/31/00                 8,530,703**
  9,004,784    Investors Bank & Trust Depository Reserve, 4.85%,
                 due 05/01/00                                            9,004,784
 11,364,147    Merrimac Money Market Fund                               11,364,147**
  7,116,239    Morgan Stanley Dean Witter & Co., 6.15%, due 11/22/00     7,116,239**
  2,500,000    Royal Bank of Scotland, 6.23%, due 05/26/00               2,500,000**
                                                                      ------------
               Total Short-Term Investments
                 (Cost: $76,420,888) (29.7%)                            76,420,888
                                                                      ------------
               Total Investments (Cost: $186,181,606) (125.2%)         322,231,567
               Liabilities in Excess of Other Assets (!25.2%)          (64,815,998)
                                                                      ------------
               Net Assets (100.0%)                                    $257,415,569
                                                                      ------------

Notes to the Schedule of Investments:
  *  Non-income producing.
 **  Represents investments of security lending collateral (Note 3).

See accompanying notes to financial statements.

TCW Galileo Convertible Securities Fund
--------------------------------------------------------------------------------


Schedule of Investments (Unaudited)

Principal
 Amount        Fixed Income Securities                                             Value
---------      -----------------------                                        ---------------
               Advertising (3.5% of Net Assets)
$ 830,000      Interpublic Group of Companies, Inc., (144A), 1.87%,
                 due 06/01/06                                                 $       773,975* **
  655,000      Lamar Advertising Co., 5.25%, due 09/15/06                             740,150*
  600,000      Young & Rubicam, Inc., 3%, due 01/15/05                                591,000
                                                                              ---------------
               Total Advertising                                                    2,105,125
                                                                              ---------------
               Automotive (0.5%)
  365,000      Tower Automotive, Inc., 5%, due 08/01/04                               308,881
                                                                              ---------------
               Banking & Financial Services (7.5%)
  220,000      Berkshire Hathaway, Inc., 1%, due 12/03/01                             588,500*
1,100,000      E*TRADE Group, Inc., 6%, due 02/01/07                                1,199,000
  555,000      Goldman Sachs Group, Inc., 0.25%, due 12/06/04                         603,562
1,080,000      Goldman Sachs Group, Inc., 0.5%, due 01/13/07                        1,054,350
  635,000      Pinnacle Holdings, Inc., 5.5%, due 09/15/07                            575,469
  480,000      UBS AG Stamford, Exchangeable Nikkei 225 Index, 0%,
                 due 12/11/03                                                         518,400*
                                                                              ---------------
               Total Banking & Financial Services                                   4,539,281
                                                                              ---------------
               Building Materials (2.2%)
1,310,000      American International Group, Exchangeable Home
                 Depot, Inc., 1%, due 02/14/06                                      1,295,262
                                                                              ---------------
               Commercial Services (1.1%)
  870,000      Critical Path, Inc., 5.75%, due 04/01/05                               657,937
                                                                              ---------------
               Computer Services (2.5%)
1,060,000      IBM Credit Corp., 2%, due 02/04/03                                   1,225,572
  540,000      Interliant, Inc., 7%, due 02/16/05                                     309,825
                                                                              ---------------
               Total Computer Services                                              1,535,397
                                                                              ---------------
               Computer Software (7.1%)
  820,000      BEA Systems, Inc., (144A), 4%, due 12/15/06                          1,262,800**
  730,000      Citrix Systems, Inc., 0%, due 03/22/19                                 642,400*
  755,000      Rational Software Corp., 5%, due 02/01/07                            1,010,756
  485,000      Siebel Systems, Inc., (144A), 5.5%, due 09/15/06                     1,341,631* **
                                                                              ---------------
               Total Computer Software                                              4,257,587
                                                                              ---------------
               Electronics (20.4%)
1,245,000      ASM Lithography Holding NV, (144A), 4.25%, due 11/30/04*             1,526,681*

  580,000      Burr-Brown Corp., 4.25%, due 02/15/07                                  754,725
1,500,000      Conexant Systems, Inc., 4%, due 02/01/07                             1,269,375
  930,000      Cypress Semiconductor Corp., 4%, due 02/01/05                        1,255,500
  410,000      Level One Communications, Inc., 4%, due 09/01/04                     1,676,900*
1,195,000      LSI Logic Corp., 4%, due 02/15/05                                    1,351,844
  290,000      Sanmina Corp., (144A), 4.25%, due 05/01/04                             428,837**
1,825,000      Solectron Corp., 0%, due 01/27/19                                    1,359,625*
  700,000      STMicroelectronics NV, 0%, due 09/22/09                              1,194,375*
1,670,000      Vitesse Semiconductor Corp., 4%, due 03/15/05                        1,450,812
                                                                              ---------------
               Total Electronics                                                   12,268,674
                                                                              ---------------

See accompanying notes to financial statements.

------------------------------------------------------------------------- [LOGO]

                                                                  April 30, 2000

Principal
 Amount                                                                              Value
---------                                                                        ------------
               Energy & Oil Services (1.2%)
$ 650,000      Kerr-McGee Corp., 5.25%, due 02/15/10                             $    702,000
                                                                                 ------------
               Financial (0.8%)
  450,000      Lehman Brothers Holdings, Inc., 0%, due 07/06/04                       495,000*
                                                                                 ------------
               Healthcare (2.1%)
  470,000      Affymetrix, Inc., 4.75%, due 02/15/07                                  331,938
  295,000      Affymetrix, Inc., 5%, due 10/01/06                                     369,488
  990,000      Human Genome, Inc., 3.75%, due 03/15/07                                579,150
                                                                                 ------------
               Total Healthcare                                                     1,280,576
                                                                                 ------------
               Information Processing (0.5%)
   48,895      Morgan Stanley Dean Witter & Co., Exchangeable MCI
                 WorldCom, Inc., 6%, due 03/15/01                                     317,818
                                                                                 ------------
               Insurance (1.3%)
  485,000      American International Group, Inc., 2.25%, due 07/30/04                756,299*
                                                                                 ------------
               Media--Broadcasting & Publishing (9.3%)
2,340,000      Clear Channel Communications, Inc., 2.625%, due 04/01/03             2,983,500*
1,595,000      Merrill Lynch & Company, Inc., Exchangeable Time
                 Warner, Inc., 0.25%, due 05/10/06                                  1,852,194*
  745,000      News America Holdings, Inc., 0%, due 03/11/13                          779,926*
                                                                                 ------------
               Total Media--Broadcasting & Publishing                               5,615,620
                                                                                 ------------
               Pharmaceuticals (6.3%)
1,000,000      Centocor, Inc., 4.75%, due 02/15/05                                  1,240,000*
   15,000      Centocor, Inc., (144A), 4.75%, due 02/15/05                             18,600* **
1,180,000      Roche Holdings, Inc., 0%, due 01/19/15                                 889,425
  330,000      Sepracor, Inc., 7%, due 12/15/05                                       521,813*
  720,000      Sepracor, Inc., (144A), 7%, due 12/15/05                             1,138,500* **
                                                                                 ------------
               Total Pharmaceuticals                                                3,808,338
                                                                                 ------------
               Retail (2.1%)
  930,000      Costco Companies, Inc., 0%, due 08/19/17                             1,162,500*
   75,000      Costco Companies, Inc., (144A), 0%, due 08/19/17                        93,750* **
                                                                                 ------------
               Total Retail                                                         1,256,250
                                                                                 ------------
               Telecommunications (14.4%)
1,050,000      American Tower Corp., 5%, due 02/15/10                               1,118,250
  785,000      Echostar Communications Corp., (144A), 4.875%,
                 due 01/01/07                                                       1,193,200**
  465,000      Exchangeable Certificates Corp., (144A), 0.25%,
                 due 07/17/06                                                         488,250* **
  795,000      Exodus Communications, Inc., (144A), 4.75%, due 07/15/08             1,103,063**
1,255,000      Juniper Networks, Inc., 4.75%, due 03/15/07                          1,149,894
   62,800      Merrill Lynch & Company, Inc., 5.75%, due 06/01/00                     800,700
      300      Morgan Stanley Dean Witter & Co., Exchangeable
                 Qualcomm, Inc., 7%, due 08/15/01                                     537,000*

See accompanying notes to financial statements.

TCW Galileo Convertible Securities Fund
--------------------------------------------------------------------------------


Schedule of Investments (Unaudited) (Continued)

Principal
 Amount                                                                        Value
---------                                                                  ------------
               Telecommunications (Continued)
$1,075,000     Nextel Communications, Inc., 5.25%, due 01/15/10            $  1,048,125
   895,000     Telefonos de Mexico, S.A. de C.V., 4.25%, due 06/15/04         1,230,625*
                                                                           ------------
               Total Telecommunications                                       8,669,107
                                                                           ------------
               Total Fixed Income Securities
                 (Cost: $43,233,938) (82.8%)                                 49,869,152
                                                                           ------------
Number of
 Shares        Convertible Preferred Stock
---------      ---------------------------
               Banking & Financial Services (5.4%)
    27,000     CNB Capital Trust, $1.50                                         897,750
    15,400     Host Marriott Corp., $3.375                                      556,325*
    13,300     National Australia Bank, $1.97                                   331,669
    11,500     Sovereign Capital Trust II, $3.75                                539,781*
    10,400     Titan Capital Trust, $2.875                                      561,600*
    13,400     Westpac Banking Corp., Ltd., $3.125                              402,000
                                                                           ------------
               Total Banking & Financial Services                             3,289,125
                                                                           ------------
               Commercial Services (2.0%)
    31,900     Cendant Corp., $3.75                                             793,512
     6,300     United Rentals, Inc., $3.25                                      171,675*
     8,500     United Rentals, Inc., (144A), $3.25                              231,625* **
                                                                           ------------
               Total Commercial Services                                      1,196,812
                                                                           ------------
               Energy & Oil Services (1.2%)
    16,500     Apache Corp., $2.02                                              731,156
                                                                           ------------
               Media--Broadcasting & Publishing (0.9%)
     5,500     Cox Communications, Inc., $3.50                                  558,594
                                                                           ------------
               Retail (0.8%)
    13,600     Dollar General Corp., $3.35                                      462,400
                                                                           ------------
               Telecommunications (3.1%)
     2,200     Global Crossing Ltd., $16.875                                    552,200*
     2,100     Global Crossing Ltd., (144A), $17.50                             430,500**
    18,600     MediaOne Group, Inc., $3.04                                      862,575
                                                                           ------------
               Total Telecommunications                                       1,845,275
                                                                           ------------
               Utilities (1.1%)
     9,400     AES Trust III, $3.375                                            670,338
                                                                           ------------
               Total Convertible Preferred Stock
                 (Cost: $8,467,358) (14.5%)                                   8,753,700
                                                                           ------------
               Total Fixed Income and Equity Securities
                 (Cost: $51,701,296) (97.3%)                                 58,622,852
                                                                           ------------

See accompanying notes to financial statements.

------------------------------------------------------------------------- [LOGO]

                                                                  April 30, 2000

Principal
 Amount        Short-Term Investments                                    Value
---------      ----------------------                                 ------------
$ 678,169      American Express Co., 6.063%, due 05/10/00             $    678,169***
  235,325      American Express Co., 6.09%, due 05/22/00                   235,325***
  392,208      American Express Co., 6.1%, due 05/01/00                    392,208***
  313,767      Bank of America, 6.18%, due 06/20/00                        313,767***
  156,883      Bank of Nova Scotia, 6.05%, due 05/08/00                    156,883***
  313,767      BNP Paribas, S.A., 6.05%, due 05/10/00                      313,767***
  313,767      Credit Agricole, 6%, due 05/03/00                           313,767***
  927,881      Fleet National Bank, 6.193%, due 10/31/00                   927,881***
1,513,214      Investors Bank & Trust Depository Reserve, 4.85%,
                 due 05/01/00                                            1,513,214
  200,000      Merrimac Money Market Fund                                  200,000***
  156,883      Morgan Stanley Dean Witter & Co., 6.15%, due 11/22/00       156,883***
                                                                      ------------
               Total Short-Term Investments
                 (Cost: $5,201,864) (8.7%)                               5,201,864
                                                                      ------------

               Total Investments (Cost: $56,903,160) (106.0%)           63,824,716
               Liabilities in Excess of Other Assets (-6.0%)           (3,593,702)
                                                                      ------------
               Net Assets (100.0%)                                    $ 60,231,014
                                                                      ============

Notes to the Schedule of Investments:
  * Non-income producing.
 ** Restricted security (Note 9).
*** Represents investments of security lending collateral (Note 3).

See accompanying notes to financial statements.

TCW Galileo Earnings Momentum Fund
--------------------------------------------------------------------------------


Schedule of Investments (Unaudited)

Number of
 Shares        Common Stock                                               Value
---------      ------------                                           -------------
   17,400      Apparel Retailers (2.0% of Net Assets)
               Factory 2-U Stores, Inc.                               $    581,812*
                                                                      ------------
   27,000      Automotive (1.6%)
               Copart, Inc.                                                465,750*
                                                                      ------------
   30,150      Banking & Financial Services (1.9%)
               Profit Recovery Group International, Inc.                   529,509*
                                                                      ------------
    9,300      Commercial Services (15.1%)
   16,400      Administaff, Inc.                                           374,325*
    8,100      Aurora Biosciences Corp.                                    594,500*
    6,500      Career Education Corp.                                      306,281*
   28,000      Corporate Executive Board Co.                               381,875*
   12,500      First Consulting Group, Inc.                                252,000*
   17,200      Forrester Research, Inc.                                    566,406*
   19,400      Intraware, Inc.                                             275,200*
    7,600      Management Network Group, Inc.                              344,350*
    8,250      Optimal Robotics Corp.                                      323,000*
   17,200      Pegasus Systems, Inc.                                       146,437*
   14,000      ProsoftTraining.com, Inc.                                   288,100*
   22,900      Sangamo Biosciences, Inc.                                   138,250*
               Waste Connections, Inc.                                     286,250*
                                                                      ------------
               Total Commercial Services                                 4,276,974
                                                                      ------------
   10,200      Computer Services (11.6%)
   15,400      Aspen Technologies, Inc.                                    360,825*
   11,500      Breakaway Solutions, Inc.                                   406,175*
   24,900      Digimarc Corp.                                              265,219*
   12,700      Evolving Systems, Inc.                                      211,650*
   11,000      Interlink Electronics, Inc.                                 381,000*
   12,200      NetSolve, Inc.                                              324,500*
    9,200      PEC Solutions, Inc.                                         108,275*
   10,400      Primus Knowledge Solutions, Inc.                            342,125*
   14,000      Project Software & Development, Inc.                        317,200*
   23,700      PSW Technologies, Inc.                                      318,500*
               Telescan, Inc.                                              234,037*
                                                                      ------------
               Total Computer Services                                   3,269,506
                                                                      ------------
   22,400      Computer Software (16.0%)
   19,700      Braun Consulting, Inc.                                      560,000*
   18,400      Brio Technology, Inc.                                       487,575*
   13,200      Broadbase Software, Inc.                                    290,950*
   17,500      DigitalThink, Inc.                                          265,650*
    7,900      Embarcadero Technologies, Inc.                              262,500*
   20,700      Great Plains Software, Inc.                                 334,269*
    7,400      iManage, Inc.                                               196,650*
    5,900      Informatica Corp.                                           310,337*
   17,400      Mercator Software, Inc.                                     217,194*
   17,800      Moldflow Corp.                                              321,900*
               ONYX Software Corp.                                         379,363*

See accompanying notes to financial statements.

------------------------------------------------------------------------- [LOGO]

                                                                  April 30, 2000

Number of
 Shares                                                                   Value
---------                                                             -------------
               Computer Software (Continued)
   23,100      SkillSoft Corp.                                        $     307,519*
   16,200      SmartDisk Corp.                                              411,075*
   26,000      Webhire, Inc.                                                195,000*
                                                                      -------------
               Total Computer Software                                    4,539,982
                                                                      -------------
               Electrical Equipment (2.1%)
   15,900      Aeroflex, Inc.                                               592,275*
                                                                      -------------
               Electronics (0.8%)
    6,100      Cymer, Inc.                                                  238,281*
                                                                      -------------
               Energy & Oil Services (2.9%)
   22,300      Nuevo Energy Co., Inc.                                       390,250*
   25,100      Tuboscope, Inc.                                              436,113*
                                                                      -------------
               Total Energy & Oil Services                                  826,363
                                                                      -------------
               Entertainment & Leisure (3.1%)
   22,000      JAKKS Pacific, Inc.                                          404,250*
    9,500      Macrovision Corp.                                            464,313*
                                                                      -------------
               Total Entertainment & Leisure                                868,563
                                                                      -------------
               Foods, Hotels & Restaurants (2.5%)
   20,500      BUCA, Inc.                                                   308,781*
   11,300      P.F. Chang's China Bistro, Inc.                              395,500*
                                                                      -------------
               Total Foods, Hotels & Restaurants                            704,281
                                                                      -------------
               Healthcare (2.3%)
   14,400      Accredo Health, Inc.                                         405,000*
   23,300      Eclipsys Corp.                                               186,400*
   12,100      Laser Vision Centers, Inc.                                    49,156*
                                                                      -------------
               Total Healthcare                                             640,556
                                                                      -------------
               Machinery (1.3%)
   28,900      Varco International, Inc.                                    361,250*
                                                                      -------------
               Media--Broadcasting & Publishing (1.1%)
   15,400      Wink Communications, Inc.                                    304,150*
                                                                      -------------
               Medical Supplies (5.5%)
    5,000      ArthroCare Corp.                                             509,375*
   11,000      Nanometrics, Inc.                                            422,125*
   10,400      Rudolph Technologies, Inc.                                   315,900*
   10,900      Ventana Medical Systems, Inc.                                307,244*
                                                                      -------------
               Total Medical Supplies                                     1,554,644
                                                                      -------------
               Pharmaceuticals (11.1%)
   18,000      Biomatrix, Inc.                                              343,125*
   34,000      Columbia Laboratories, Inc.                                  320,875*
   11,600      Corixa Corp.                                                 356,700*
   13,600      Emisphere Technologies, Inc.                                 558,238*
   19,600      Lynx Therapeutics, Inc.                                      470,400*
    5,600      Medarex, Inc.                                                296,800*

See accompanying notes to financial statements.

TCW Galileo Earnings Momentum Fund
--------------------------------------------------------------------------------


Schedule of Investments (Unaudited) (Continued)

 Number of
  Shares                                                                  Value
----------                                                            -------------
               Pharmaceuticals (Continued)
     8,800     Pharmacyclics, Inc.                                    $     399,300*
                                                                      -------------
    12,100     Titan Pharmaceuticals, Inc.                                  387,200*
                                                                      -------------
               Total Pharmaceuticals                                      3,132,638
                                                                      -------------
               Pollution Control (2.7%)
    36,500     Stericycle, Inc.                                             766,500*
                                                                      -------------
               Retail (5.0%)
    13,399     99 Cents Only Stores                                         504,137*
    25,300     Charlotte Russe Holding, Inc.                                278,300*
    15,100     Insight Enterprises, Inc.                                    631,369*
                                                                      -------------
               Total Retail                                               1,413,806
                                                                      -------------
               Telecommunications (4.9%)
    22,700     Data Critical Corp.                                          263,888*
    17,600     Lightbridge, Inc.                                            369,600*
    11,200     MCK Communications, Inc.                                     350,000*
     8,300     Tut Systems, Inc.                                            398,400*
                                                                      -------------
               Total Telecommunications                                   1,381,888
                                                                      -------------
               Textiles, Clothing & Fabrics (1.3%)
    33,800     Warnaco Group, Inc.                                          359,125
                                                                      -------------
               Transportation (1.0%)
    21,400     Covenant Transport, Inc., Class A                            282,213*
                                                                      -------------
               Total Common Stock (Cost: $28,323,614) (95.8%)            27,090,066
                                                                      -------------
Principal
 Amount        Short-Term Investments
----------     ----------------------
$  129,451     American Express Co., 6.063%, due 05/10/00                   129,451**
   129,451     American Express Co., 6.09%, due 05/22/00                    129,451**
 1,007,355     American Express Co., 6.1%, due 05/01/00                   1,007,355**
   172,601     Bank of America, 6.18%, due 06/20/00                         172,601**
    86,300     Bank of Nova Scotia, 6.05%, due 05/08/00                      86,300**
   172,601     BNP Paribas, S.A., 6.05%, due 05/10/00                       172,601**
   331,341     Fleet National Bank, 6.193%, due 10/31/00                    331,341**
 1,417,784     Investors Bank & Trust Depository Reserve, 4.85%,
                 due 05/01/00                                             1,417,784
                                                                      -------------
               Total Short-Term Investments
                 (Cost: $3,446,884) (12.2%)                               3,446,884
                                                                      -------------
               Total Investments (Cost: $31,770,498) (108.0%)            30,536,950
               Liabilities in Excess of Other Assets (-8.0%)             (2,251,363)
                                                                      -------------
               Net Assets (100.0%)                                    $  28,285,587
                                                                      =============

Notes to the Schedule of Investments:
  * Non-income producing.
 ** Represents investments of security lending collateral (Note 3).

See accompanying notes to financial statements.

TCW Galileo Large Cap Growth Fund
------------------------------------------------------------------------- [LOGO]


Schedule of Investments (Unaudited)                               April 30, 2000

Number of
 Shares        Common Stock                                                Value
---------      ------------                                           ------------
               Advertising (1.5% of Net Assets)
   5,100       Omnicom Group, Inc.                                    $    464,419
                                                                      ------------
               Banking & Financial Services (1.6%)
  11,500       Schwab (Charles) Corp.                                      511,750
                                                                      ------------
               Beverages, Food & Tobacco (5.0%)
   4,500       Anheuser-Busch Companies, Inc.                              317,531
  12,300       Coca-Cola Co.                                               578,869
   4,200       General Mills, Inc.                                         152,775
   4,000       Heinz (H.J.) Co.                                            136,000
  13,900       Ralston Purina Co.                                          245,856
   2,000       Wrigley (WM) Jr. Co.                                        144,750
                                                                      ------------
               Total Beverages, Food & Tobacco                           1,575,781
                                                                      ------------
               Computer Services (20.0%)
  33,800       Cisco Systems, Inc.                                       2,343,290*
   6,700       EMC Corp.                                                   930,881*
   9,300       International Business Machines Corp.                     1,038,112
   4,200       Scient Corp.                                                226,800*
   9,400       Sun Microsystems, Inc.                                      864,212*
   2,400       VeriSign, Inc.                                              334,500*
   4,000       Yahoo!, Inc.                                                521,000*
                                                                      ------------
               Total Computer Services                                   6,258,795
                                                                      ------------
               Computer Software (9.1%)
   4,400       Ariba, Inc.                                                 326,425*
  10,400       Microsoft Corp.                                             725,400*
  15,200       Oracle Corp.                                              1,215,050*
   2,400       Siebel Systems, Inc.                                        294,900*
   6,000       Vignette Corp.                                              289,125*
                                                                      ------------
               Total Computer Software                                   2,850,900
                                                                      ------------
               Cosmetics & Household Products (2.0%)
   4,100       Clorox Co.                                                  150,675
   2,600       Colgate-Palmolive Co.                                       148,525
   1,600       Corning, Inc.                                               316,000
                                                                      ------------
               Total Cosmetics & Household Products                        615,200
                                                                      ------------
               Electrical Equipment (8.4%)
  16,750       General Electric Co.                                      2,633,937
                                                                      ------------
               Electronics (13.3%)
   3,600       Applied Materials, Inc.                                     366,525*
  17,950       Intel Corp.                                               2,276,284
   5,600       Maxim Integrated Products, Inc.                             362,950*
   4,800       Texas Instruments, Inc.                                     781,800
   5,100       XILINX, Inc.                                                373,575*
                                                                      ------------
               Total Electronics                                         4,161,134
                                                                      ------------

See accompanying notes to financial statements.

TCW Galileo Large Cap Growth Fund
--------------------------------------------------------------------------------


Schedule of Investments (Unaudited) (Continued)

Number of
 Shares                                                                    Value
---------                                                             --------------
               Foods, Hotels & Restaurants (1.3%)
    2,900      Bestfoods                                              $      145,725
    7,200      PepsiCo., Inc.                                                264,150
                                                                      --------------
               Total Foods, Hotels & Restaurants                             409,875
                                                                      --------------
               Media--Broadcasting & Publishing (4.9%)
   11,600      AT&T Corp. - Liberty Media Group, Class A                     579,275*
    6,150      Clear Channel Communications, Inc.                            442,800*
   12,200      Cox Communications, Inc.                                      522,312*
                                                                      --------------
               Total Media--Broadcasting & Publishing                      1,544,387
                                                                      --------------
               Medical Supplies (1.7%)
    8,200      Medtronic, Inc.                                               425,887
    1,800      PE Corp. - PE Biosystems Group                                108,000
                                                                      --------------
               Total Medical Supplies                                        533,887
                                                                      --------------
               Paper & Forest Products (0.5%)
    2,600      Kimberly-Clark Corp.                                          150,963
                                                                      --------------
               Pharmaceuticals (12.4%)
    1,400      Abgenix, Inc.                                                 125,388*
   11,700      Amgen, Inc.                                                   655,200*
    1,100      Genentech, Inc.                                               128,700*
    6,000      Lilly (Eli) & Co.                                             463,875
   28,850      Pfizer, Inc.                                                1,215,306
   14,050      Schering-Plough Corp.                                         566,391
    6,300      Warner-Lambert Co.                                            717,019
                                                                      --------------
               Total Pharmaceuticals                                       3,871,879
                                                                      --------------
               Retail (6.9%)
    2,900      Best Buy Co., Inc.                                            234,175*
    5,400      Costco Wholesale Corp.                                        291,938*
    8,175      Home Depot, Inc.                                              458,311
   21,400      Wal-Mart Stores, Inc.                                       1,185,025
                                                                      --------------
               Total Retail                                                2,169,449
                                                                      --------------
               Telecommunications (9.8%)
    1,600      Juniper Networks, Inc.                                        340,300*
    4,900      Nextel Communications, Inc., Class A                          536,244*
   10,000      Nortel Networks Corp.                                       1,132,500
    3,800      Qualcomm, Inc.                                                412,063*
    5,600      Sprint Corp. (PCS Group)                                      308,000*
    7,625      Vodafone AirTouch PLC (ADR)                                   358,375
                                                                      --------------
               Total Telecommunications                                    3,087,482
                                                                      --------------
               Total Common Stock (Cost: $21,545,884) (98.4%)             30,839,838
                                                                      --------------

See accompanying notes to financial statements.

------------------------------------------------------------------------- [LOGO]

                                                                  April 30, 2000

Principal
 Amount        Short-Term Investments                                     Value
---------      ----------------------                                 --------------
$ 154,323      American Express Co., 6.063%, due 05/10/00             $    154,323**
  154,323      American Express Co., 6.09%, due 05/22/00                   154,323**
  257,206      American Express Co., 6.1%, due 05/01/00                    257,206**
  205,765      Bank of America, 6.18%, due 06/20/00                        205,765**
  102,882      Bank of Nova Scotia, 6.05%, due 05/08/00                    102,882**
  205,765      BNP Paribas, S.A., 6.05%, due 05/10/00                      205,765**
  205,765      Credit Agricole, 6%, due 05/03/00                           205,765**
  530,941      Fleet National Bank, 6.193%, due 10/31/00                   530,941**
  548,517      Investors Bank & Trust Depository Reserve, 4.85%,
                 due 05/01/00                                              548,517
  602,005      Merrimac Money Market Fund                                  602,005**
                                                                      ------------
               Total Short-Term Investments (Cost: $2,967,492) (9.4%)    2,967,492
                                                                      ------------
               Total Investments (Cost: $24,513,376) (107.8%)           33,807,330
               Liabilities in Excess of Other Assets (-7.8%)            (2,458,490)
                                                                      ------------
               Net Assets (100.0%)                                    $ 31,348,840
                                                                      ============

Notes to the Schedule of Investments:

 * Non-income producing.
** Represents investments of security lending collateral (Note 3).

See accompanying notes to financial statements

TCW Galileo Large Cap Value Fund
--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)


  Number of
   Shares                     Common Stock                                                                  Value
 ----------                   ------------                                                               -----------
                              Aerospace/Defense (2.9% of Net Assets)
   12,200                     Boeing Co.                                                                 $   484,187
    1,425                     Honeywell International, Inc.                                                   79,800
   37,700                     Raytheon Co., Class B                                                          836,469
   16,200                     United Technologies Corp.                                                    1,007,437
                                                                                                         -----------
                              Total Aerospace/Defense                                                      2,407,893
                                                                                                         -----------
                              Automotive (5.2%)
   16,200                     Ford Motor Co.                                                                 885,937
   36,600                     General Motors Corp.                                                         3,426,675
                                                                                                         -----------
                              Total Automotive                                                             4,312,612
                                                                                                         -----------
                              Banking (6.9%)
   20,100                     BankAmerica Corp.                                                              984,900
   44,900                     Capital One Financial Corp.                                                  1,964,375
   11,800                     Chase Manhattan Corp.                                                          850,337
    8,300                     Fifth Third Bancorp                                                            523,937
   33,600                     Wells Fargo & Co.                                                            1,379,700
                                                                                                         -----------
                              Total Banking                                                                5,703,249
                                                                                                         -----------
                              Banking & Financial Services (16.4%)
    5,400                     American Express Co.                                                           810,337
   21,200                     Associates First Capital Corp., Class A                                        470,375
   54,850                     Citigroup, Inc.                                                              3,260,147
   18,200                     Federal Home Loan Mortgage Corp.                                               836,062
   19,700                     Federal National Mortgage Association                                        1,188,156
    2,400                     Golden West Financial Corp.                                                     81,900
   15,400                     Household International, Inc.                                                  642,950
    9,400                     J.P. Morgan & Company, Inc.                                                  1,206,725
   10,800                     Merrill Lynch & Company, Inc.                                                1,100,925
   31,800                     Morgan Stanley Dean Witter & Co.                                             2,440,650
   21,700                     Schwab (Charles) Corp.                                                         965,650
   14,200                     T. Rowe Price Associates, Inc.                                                 541,375
                                                                                                         -----------
                              Total Banking & Financial Services                                          13,545,252
                                                                                                         -----------
                              Chemicals (2.5%)
    2,900                     Dow Chemical Co.                                                               327,700
   62,700                     Occidental Petroleum Corp.                                                   1,344,131
    8,197                     Pharmacia Corp.                                                                409,338
                                                                                                         -----------
                              Total Chemicals                                                              2,081,169
                                                                                                         -----------
                              Computer Services (5.3%)
   80,000                     Compaq Computer Corp.                                                        2,340,000
   14,800                     Hewlett-Packard Co.                                                          1,998,000
                                                                                                         -----------
                              Total Computer Services                                                      4,338,000
                                                                                                         -----------
                              Cosmetics & Household Products (1.0%)
   22,800                     Gillette Co.                                                                   843,600
                                                                                                         -----------
                              Electronics (7.1%)
    2,800                     Emerson Electric Co.                                                           153,650

See accompanying notes to financial statements.

-------------------------------------------------------------------------[LOGO]

                                                           April 30, 2000


  Number of
   Shares                                                                                                   Value
 ----------                                                                                              -----------
                              Electronics (Continued)
   20,000                     General Motors Corp., Class H                                              $ 1,926,250*
   12,900                     Motorola, Inc.                                                               1,535,906
   13,800                     Texas Instruments, Inc.                                                      2,247,675
                                                                                                         -----------
                              Total Electronics                                                            5,863,481
                                                                                                         -----------
                              Energy & Oil Services (16.5%)
   66,200                     Baker Hughes, Inc.                                                           2,105,987
    2,900                     Chevron Corp.                                                                  246,863
   13,300                     Enron Corp.                                                                    926,844
   61,273                     Exxon Mobil Corp.                                                            4,760,146
   24,700                     Halliburton Co.                                                              1,091,431
   29,200                     Royal Dutch Petroleum Co. (NY Shares)                                        1,675,350
   57,700                     Santa Fe International Corp.                                                 1,983,438
   18,249                     Transocean Sedco Forex, Inc.                                                   857,703
                                                                                                         -----------
                              Total Energy & Oil Services                                                 13,647,762
                                                                                                         -----------
                              Entertainment & Leisure (2.9%)
   21,500                     Harrah's Entertainment, Inc.                                                   442,094*
   44,900                     The Walt Disney Co.                                                          1,944,731
                                                                                                         -----------
                              Total Entertainment & Leisure                                                2,386,825
                                                                                                         -----------
                              Foods, Hotels & Restaurants (5.8%)
   47,900                     McDonald's Corp.                                                             1,826,188
   88,900                     Mirage Resorts, Inc.                                                         1,811,338*
   12,300                     PepsiCo., Inc.                                                                 451,256
   21,215                     Tricon Global Restaurants, Inc.                                                723,962*
                                                                                                         -----------
                              Total Foods, Hotels & Restaurants                                            4,812,744
                                                                                                         -----------
                              Insurance (9.1%)
   72,300                     Allstate Corp.                                                               1,708,088
   22,700                     American International Group, Inc.                                           2,489,906
   16,300                     Marsh & McLennan Companies, Inc.                                             1,606,569
   26,100                     Progressive Corp.                                                            1,707,919
                                                                                                         -----------
                              Total Insurance                                                              7,512,482
                                                                                                         -----------
                              Machinery (2.7%)
   54,700                     Deere & Co.                                                                  2,208,513
                                                                                                         -----------
                              Metals (0.5%)
    6,900                     Alcoa, Inc.                                                                    447,638
                                                                                                         -----------
                              Paper & Forest Products (0.9%)
   29,600                     Fort James Corp.                                                               708,550
                                                                                                         -----------
                              Pharmaceuticals (1.3%)
   19,800                     American Home Products Corp.                                                 1,112,513
                                                                                                         -----------
                              Telecommunications (9.7%)

   12,300                     ALLTEL Corp.                                                                   819,488
   31,600                     AT&T Corp.                                                                   1,475,325
   24,200                     Bell Atlantic Corp.                                                          1,433,850

See accompanying notes to financial statements.

TCW Galileo Large Cap Value Fund
--------------------------------------------------------------------------------


Schedule of Investments (Unaudited) (Continued)


  Number of
   Shares                                                                                                   Value
  --------                                                                                               -----------
                              Telecommunications (Continued)
   24,700                     BellSouth Corp.                                                            $ 1,202,581
   16,800                     GTE Corp.                                                                    1,138,200
   12,700                     Sprint Corp. (FON Group)                                                       781,050
   31,900                     Williams Communications Group, Inc.                                          1,180,300*
                                                                                                         -----------
                              Total Telecommunications                                                     8,030,794
                                                                                                         -----------
                              Transportation (2.2%)
   82,900                     Southwest Airlines, Inc.                                                     1,797,894
                                                                                                         -----------
                              Total Common Stock (Cost: $71,348,210) (98.9%)                              81,760,971
                                                                                                         -----------

  Principal
   Amount                     Short-Term Investments
 ----------                   ----------------------
 $ 535,196                    American Express Co., 6.063%, due 05/10/00                                     535,196**
   535,196                    American Express Co., 6.09%, due 05/22/00                                      535,196**
   891,994                    American Express Co., 6.1%, due 05/01/00                                       891,994**
   713,595                    Bank of America, 6.18%, due 06/20/00                                           713,595**
   356,798                    Bank of Nova Scotia, 6.05%, due 05/08/00                                       356,798**
   588,595                    BNP Paribas, S.A., 6.05%, due 05/10/00                                         588,595**
   893,784                    Credit Agricole, 6%, due 05/03/00                                              893,784**
 1,274,821                    Fleet National Bank, 6.193%, due 10/31/00                                    1,274,821**
   833,923                    Investors Bank & Trust Depository Reserve, 4.85%,
                                due 05/01/00                                                                 833,923
 2,242,273                    Merrimac Money Market Fund                                                   2,242,273**
   356,798                    Morgan Stanley Dean Witter & Co., 6.15%, due 11/22/00                          356,798**
                                                                                                         -----------
                              Total Short-Term Investments
                                (Cost: $9,222,973) (11.1%)                                                 9,222,973
                                                                                                         -----------
                              Total Investments (Cost: $80,571,183) (110.0%)                              90,983,944
                              Liabilities in Excess of Other Assets (-10.0%)                              (8,290,231)
                                                                                                         -----------
                              Net Assets (100.0%)                                                        $82,693,713
                                                                                                         ===========

Notes to the Schedule of Investments:
   * Non-income producing.
  ** Represents investments of security lending collateral (Note 3).




See accompanying notes to financial statements.

TCW Galileo Large Cap Value Fund
--------------------------------------------------------------------------[LOGO]


Schedule of Investments (Unaudited)                         April 30, 2000


   Number of
    Shares                    Common Stock                                                                   Value
  ----------                  ------------                                                               ------------
                              Banking & Financial Services (9.2% of Net Assets)
   206,678                    Providian Financial Corp.                                                  $ 18,200,581
   407,913                    Schwab (Charles) Corp.                                                       18,152,128
   144,959                    T. Rowe Price Associates, Inc.                                                5,526,562
                                                                                                         ------------
                              Total Banking & Financial Services                                           41,879,271
                                                                                                         ------------
                              Commercial Services (3.7%)
   321,470                    Paychex, Inc.                                                                16,917,359
                                                                                                         ------------
                              Computer Services (12.5%)
   340,426                    Cisco Systems, Inc.                                                          23,601,088*
   658,161                    Dell Computer Corp.                                                          32,990,320*
                                                                                                         ------------
                              Total Computer Services                                                      56,591,408
                                                                                                         ------------
                              Computer Software (7.4%)

   150,301                    Microsoft Corp.                                                              10,483,495*
   187,656                    Siebel Systems, Inc.                                                         23,058,231*
                                                                                                         ------------
                              Total Computer Software                                                      33,541,726
                                                                                                         ------------
                              Cosmetics & Household Products (3.0%)
   221,429                    Gillette Co.                                                                  8,192,873
    90,098                    Procter & Gamble Co.                                                          5,372,093
                                                                                                         ------------
                              Total Cosmetics & Household Products                                         13,564,966
                                                                                                         ------------
                              Electronics (14.4%)
   181,550                    Applied Materials, Inc.                                                      18,484,059*
   179,220                    Intel Corp.                                                                  22,727,336
   366,366                    Maxim Integrated Products, Inc.                                              23,745,096*
                                                                                                         ------------
                              Total Electronics                                                            64,956,491
                                                                                                         ------------
                              Foods, Hotels & Restaurants (2.0%)
   436,416                    Mirage Resorts, Inc.                                                          8,891,976*
                                                                                                         ------------
                              Insurance (8.2%)
   109,573                    American International Group, Inc.                                           12,018,788
   380,898                    Progressive Corp.                                                            24,925,013
                                                                                                         ------------
                              Total Insurance                                                              36,943,801
                                                                                                         ------------
                              Media--Broadcasting & Publishing (4.1%)
   180,121                    Cox Communications, Inc.                                                      7,711,430*
   287,836                    Pixar, Inc.                                                                  10,703,901*
                                                                                                         ------------
                              Total Media--Broadcasting & Publishing                                       18,415,331
                                                                                                         ------------
                              Medical Supplies (2.4%)
   209,807                    Medtronic, Inc.                                                              10,896,851
                                                                                                         ------------
                              Pharmaceuticals (13.4%)
   271,772                    Amgen, Inc.                                                                  15,219,232*
   252,621                    Biogen, Inc.                                                                 14,857,273*
    99,000                    Lilly (Eli) & Co.                                                             7,653,938


See accompanying notes to financial statements.

TCW Galileo Select Equities Fund
--------------------------------------------------------------------------------


Schedule of Investments (Unaudited) (Continued)

      Number of
       Shares                                                                       Value
     -----------                                                                 ------------
                        Pharmaceuticals (Continued)
         420,470        Pfizer, Inc.                                             $ 17,712,299
          46,469        Warner-Lambert Co.                                          5,288,753
                                                                                 ------------
                        Total Pharmaceuticals                                      60,731,495
                                                                                 ------------
                        Retail (9.3%)
         356,396        Home Depot, Inc.                                           19,980,451
         229,529        Safeway, Inc.                                              10,127,967*
         214,700        Wal-Mart Stores, Inc.                                      11,889,013
                                                                                 ------------
                        Total Retail                                               41,997,431
                                                                                 ------------
                        Telecommunications (1.9%)
         136,086        Lucent Technologies, Inc.                                   8,462,848
                                                                                 ------------
                        Transportation (7.8%)
         287,219        Kansas City Southern Industries, Inc.                      20,643,866
         669,600        Southwest Airlines, Inc.                                   14,521,950
                                                                                 ------------
                        Total Transportation                                       35,165,816
                                                                                 ------------
                        Total Common Stock (Cost: $306,326,083) (99.3%)           448,956,770
                                                                                 ------------

      Principal
       Amount           Short-Term Investments
     -----------        ----------------------
     $   702,353        American Express Co., 6.063%, due 05/10/00                    702,353**
       1,938,791        American Express Co., 6.09%, due 05/22/00                   1,938,791**
       2,174,767        American Express Co., 6.1%, due 05/01/00                    2,174,767**
       2,585,055        Bank of America, 6.18%, due 06/20/00                        2,585,055**
       1,292,527        Bank of Nova Scotia, 6.05%, due 05/08/00                    1,292,527**
       1,385,055        BNP Paribas, S.A., 6.05%, due 05/10/00                      1,385,055**
       1,110,959        Credit Agricole, 6%, due 05/03/00                           1,110,959**
       5,052,545        Fleet National Bank, 6.193%, due 10/31/00                   5,052,545**
      13,645,792        Merrimac Money Market Fund                                 13,645,792**
         502,147        Morgan Stanley Dean Witter & Co., 6.15%, due 11/22/00         502,147**
                                                                                 ------------
                        Total Short-Term Investments
                          (Cost: $30,389,991) (6.7%)                               30,389,991
                                                                                 ------------
                        Total Investments (Cost: $336,716,074) (106.0%)           479,346,761
                        Liabilities in Excess of Other Assets (!6.0%)             (27,267,983)
                                                                                 ------------
                        Net Assets (100.0%)                                      $452,078,778
                                                                                 ============

     Notes to the Schedule of Investments:
      * Non-income producing.
     ** Represents investments of security lending collateral (Note 3).

See accompanying notes to financial statements.

TCW Galileo Small Cap Growth Fund
------------------------------------------------------------------------  [LOGO]

Schedule of Investments (Unaudited)                                              April 30, 2000

       Number of
        Shares           Common Stock                                                 Value
      ----------         ------------                                             -------------
                         Advertising (0.5% of Net Assets)
         73,200          MyPoints.com, Inc.                                       $   1,281,000*
         49,900          Ventiv Health, Inc.                                            527,069*
                                                                                  -------------
                         Total Advertising                                            1,808,069
                                                                                  -------------
                         Banking (0.4%)
        141,600          NextCard, Inc.                                               1,495,650*
                                                                                  -------------
                         Banking & Financial Services (0.3%)
         59,320          E*TRADE Group, Inc.                                          1,275,380*
                                                                                  -------------
                         Commercial Services (7.3%)

         42,400          Aurora Biosciences Corp.                                     1,537,000*
         76,400          Corporate Executive Board Co.                                4,488,500*
         37,000          Diamond Tech Partners, Inc.                                  2,927,625*
        123,600          GoTo.com, Inc.                                               4,217,850*
        187,500          HNC Software, Inc.                                           9,281,250*
        195,400          HotJobs.com, Ltd.                                            2,271,525*
        117,400          iPrint.com, Inc.                                               557,650*
         59,700          Navisite, Inc.                                               2,772,319*
                                                                                  -------------
                         Total Commercial Services                                   28,053,719
                                                                                  -------------
                         Computer Services (18.3%)
         95,400          About.com                                                    3,273,428*
         37,300          Agile Software Corp.                                         1,382,431*
         39,000          ArrowPoint Communications, Inc.                              3,822,000*
         20,500          Certicom Corp.                                               1,044,606*
         43,900          CheckFree Holdings Corp.                                     2,230,669*
         51,700          Critical Path, Inc.                                          3,005,062*
         66,000          Digex, Inc.                                                  5,148,000*
        127,100          eLoyalty Corp.                                               2,089,206*
          4,800          Exchange Applications, Inc.                                     58,500*
        211,200          InfoSpace.com, Inc.                                         15,166,800*
         61,100          Macromedia, Inc.                                             5,315,700*
         73,500          Mercury Interactive Corp.                                    6,615,000*
          1,300          Nuance Communications, Inc.                                     39,244*
        105,800          Predictive Systems, Inc.                                     4,985,825*
         72,600          Proxicom, Inc.                                               2,482,012*
          4,100          Register.com, Inc.                                             221,400*
         35,400          Scient Corp.                                                 1,911,600*
         71,400          VeriSign, Inc.                                               9,951,375*
         89,400          Viant Corp.                                                  2,056,200*
                                                                                  -------------
                         Total Computer Services                                     70,799,058
                                                                                  -------------

See accompanying notes to financial statements.

TCW Galileo Small Cap Growth Fund
--------------------------------------------------------------------------------

Schedule of Investments (Unaudited) (Continued)

      Number of
       Shares                                                                        Value
     -----------                                                                 ------------
                         Computer Software (19.1%)
       249,700           Citrix Systems, Inc.                                    $ 15,247,306*
       103,500           Extensity, Inc.                                            1,267,875*
         3,100           i3 Mobile, Inc.                                               58,125*
        47,300           Informatica Corp.                                          1,983,644*
        12,600           Interwoven, Inc.                                             872,550*
        28,600           Keynote Systems, Inc.                                      1,283,425*
       138,300           McAfee.com Corp.                                           2,402,962*
       169,300           Peregrine Systems, Inc.                                    4,073,781*
        77,800           Quest Software, Inc.                                       2,932,087*
       153,300           Razorfish, Inc.                                            2,903,119*
        31,400           Saba Software, Inc.                                          892,937*
        62,600           Selectica, Inc.                                            2,378,800*
       157,700           Siebel Systems, Inc.                                      19,377,387*
        58,700           SmartForce PLC (ADR)                                       2,802,925*
        39,600           Software.com, Inc.                                         3,202,650*
       108,500           Tibco Software, Inc.                                       9,663,281*
        23,700           Versata, Inc.                                                719,888*
        36,000           Vignette Corp.                                             1,734,750*
                                                                                 ------------
                         Total Computer Software                                   73,797,492
                                                                                 ------------
                         Electronics (10.1%)
        36,200           Cobalt Networks, Inc.                                      1,144,825*
        38,200           Cymer, Inc.                                                1,492,188*
         4,700           Exar Corp.                                                   376,808*
       125,900           Maxim Integrated Products, Inc.                            8,159,894*
        97,000           Micrel, Inc.                                               8,390,500*
       121,600           Semtech Corp.                                              8,291,600*
        68,800           Silicon Image, Inc.                                        2,760,600*
        42,350           Transwitch Corp.                                           3,729,447*
        66,100           Varian Semiconductor Equipment Associates, Inc.            4,445,225*
                                                                                 ------------
                         Total Electronics                                         38,791,087
                                                                                 ------------
                         Entertainment & Leisure (6.0%)
       238,900           Gemstar International Group, Ltd.                         11,049,125*
       163,900           Macrovision Corp.                                          8,010,613*
       117,500           Westwood One, Inc.                                         4,156,563*
                                                                                 ------------
                         Total Entertainment & Leisure                             23,216,301
                                                                                 ------------
                         Healthcare (1.4%)

       182,150           Dendrite International, Inc.                               4,166,681*
        50,200           Trizetto Group, Inc.                                       1,066,750*
                                                                                 ------------
                         Total Healthcare                                           5,233,431
                                                                                 ------------

See accompanying notes to financial statements.

------------------------------------------------------------------------  [LOGO]

                                                                                 April 30, 2000

     Number of
      Shares                                                                         Value
     ---------                                                                   --------------
                      Media--Broadcasting & Publishing (5.5%)
        47,400        Citadel Communications, Corp.                              $    1,851,563*
        81,400        Cox Radio, Inc.                                                 5,901,500*
        87,400        Emmis Communications Corp.                                      3,714,500*
        36,900        Entercom Communications Corp.                                   1,568,250*
        20,100        Pegasus Communications Corp.                                    2,193,413*
        97,000        Radio One, Inc.                                                 5,626,000*
        15,800        Spanish Broadcasting System, Inc.                                 295,263*
                                                                                 --------------
                      Total Media--Broadcasting & Publishing                         21,150,489
                                                                                 --------------
                      Pharmaceuticals (6.7%)
        85,200        Alkermes, Inc.                                                  4,536,900*
        94,300        Andrx Corp.                                                     4,826,981*
        44,100        Emisphere Technologies, Inc.                                    1,810,168*
        84,200        ImClone Systems, Inc.                                           7,662,200*
        60,000        Medarex, Inc.                                                   3,180,000*
        19,400        Protein Design Labs, Inc.                                       1,969,100*
        59,600        Titan Pharmaceuticals, Inc.                                     1,907,200*
                                                                                 --------------
                      Total Pharmaceuticals                                          25,892,549
                                                                                 --------------
                      Retail (3.7%)
       101,250        Cost Plus, Inc.                                                 3,094,453*
        37,925        Dollar Tree Stores, Inc.                                        2,194,909*
       216,600        Linens 'N Things, Inc.                                          6,687,525*
        64,300        Pacific Sunwear of California, Inc.                             2,190,219*
                                                                                 --------------
                      Total Retail                                                   14,167,106
                                                                                 --------------
                      Telecommunications (16.1%)
        75,800        AT & T Canada, Inc.                                             3,230,975*
       231,384        CSG Systems International, Inc.                                10,672,587*
       294,500        Exodus Communications, Inc.                                    26,044,844*
        85,700        Lifeminders.com, Inc.                                           3,802,938*
        48,600        Netro Corp.                                                     2,095,875*
       179,700        Network Plus Corp.                                              3,414,300*
        62,600        Polycom, Inc.                                                   4,953,225*
         7,100        Powerwave Technologies, Inc.                                    1,477,244*
       175,300        Verio, Inc.                                                     6,584,706*
                                                                                 --------------
                      Total Telecommunications                                       62,276,694
                                                                                 --------------
                      Utilities (1.2%)
       119,600        Independent Energy Holdings PLC (ADR)                           4,664,400*
                                                                                 --------------
                      Total Common Stock (Cost: $232,190,580) (96.6%)               372,621,425
                                                                                 --------------

See accompanying notes to financial statements.

TCW Galileo Small Cap Growth Fund
-------------------------------------------------------------------------------

Schedule of Investments (Unaudited) (Continued)


   Principal
    Amount                    Short-Term Investments                                                   Value
  -----------                 ----------------------                                                -----------
  $ 5,267,786                 American Express Co., 6.063%, due 05/10/00                            $ 5,267,786**
    4,460,782                 American Express Co., 6.09%, due 05/22/00                               4,460,782**
    8,415,933                 American Express Co., 6.1%, due 05/01/00                                8,415,933**
    5,947,705                 Bank of America, 6.18%, due 06/20/00                                    5,947,705**
    2,973,853                 Bank of Nova Scotia, 6.05%, due 05/08/00                                2,973,853**
    9,672,705                 BNP Paribas, S.A., 6.05%, due 05/10/00                                  9,672,705**
    7,566,705                 Credit Agricole, 6%, due 05/03/00                                       7,566,705**
    7,702,523                 Fleet National Bank, 6.193%, due 10/31/00                               7,702,523**
   40,132,976                 Investors Bank & Trust Depository Reserve, 4.85%,
                                due 05/01/00                                                         40,132,976
   13,432,045                 Merrimac Money Market Fund                                             13,432,045**
      481,403                 Morgan Stanley Dean Witter & Co., 6.15%, due 11/22/00                     481,403**
    4,000,000                 Royal Bank of Scotland, 6.23%, due 05/26/00                             4,000,000**
                                                                                                   ------------
                              Total Short-Term Investments
                                (Cost: $110,054,416) (28.5%)                                        110,054,416
                                                                                                   ------------
                              Total Investments (Cost: $342,244,996) (125.1%)                       482,675,841
                              Liabilities in Excess of Other Assets (-25.1%)                        (96,773,543)
                                                                                                   ------------
                              Net Assets (100.0%)                                                  $385,902,298
                                                                                                   ============

Notes to the Schedule of Investments:
   *  Non-income producing.
  **  Represents investments of security lending collateral (Note 3).

See accompanying notes to financial statements.

TCW Galileo Value Opportunities Fund
--------------------------------------------------------------------------[LOGO]


Schedule of Investments (Unaudited)                         April 30, 2000


   Number of
    Shares                    Common Stock                                                                   Value
   ---------                  ------------                                                               -------------
                              Automotive (2.4% of Net Assets)
   25,800                     ITT Industries, Inc.                                                       $     814,312
                                                                                                         -------------
                              Banking (5.9%)
   20,100                     Astoria Financial Corp.                                                          554,006
   31,451                     Hudson United Bancorp                                                            709,613
   56,300                     Peoples Heritage Financial Group, Inc.                                           735,419*
                                                                                                         -------------
                              Total Banking                                                                  1,999,038
                                                                                                         -------------
                              Beverages, Food & Tobacco (1.9%)
   43,100                     Flowers Industries, Inc.                                                         657,275
                                                                                                         -------------
                              Building Materials (4.8%)
   16,800                     Martin Marietta Materials, Inc.                                                  890,400
    6,400                     Southdown, Inc.                                                                  372,000
    8,100                     Vulcan Materials Co.                                                             354,881
                                                                                                         -------------
                              Total Building Materials                                                       1,617,281
                                                                                                         -------------
                              Chemicals (5.1%)
   46,800                     CK Witco Corp.                                                                   549,900*
   25,400                     Minerals Technologies, Inc.                                                    1,174,750
                                                                                                         -------------
                              Total Chemicals                                                                1,724,650
                                                                                                         -------------
                              Commercial Services (5.6%)
   25,400                     Dun & Bradstreet Corp.                                                           765,175
   35,700                     Jacobs Engineering Group                                                       1,117,856*
                                                                                                         -------------
                              Total Commercial Services                                                      1,883,031
                                                                                                         -------------
                              Computer Services (11.0%)
   54,200                     Ceridian Corp.                                                                 1,175,462*
   33,600                     Complete Business Solutions, Inc.                                                768,600*
   21,800                     Keane, Inc.                                                                      629,475*
   22,200                     Mentor Graphics Corp.                                                            291,375*
   15,900                     NCR Corp.                                                                        614,137*
   83,400                     Read-Rite Corp.                                                                  250,200*
                                                                                                         -------------
                              Total Computer Services                                                        3,729,249
                                                                                                         -------------
                              Computer Software (5.0%)
   23,100                     PeopleSoft, Inc.                                                                 321,956*
   84,000                     Transaction Systems Architects, Inc., Class A                                  1,370,250*
                                                                                                         -------------
                              Total Computer Software                                                        1,692,206
                                                                                                         -------------
                              Construction (2.1%)
   38,500                     Lennar Corp.                                                                     717,062
                                                                                                         -------------
                              Electrical Equipment (1.0%)
   10,600                     Thomas & Betts Corp.                                                             326,612
                                                                                                         -------------
                              Electronics (9.7%)
   18,600                     Anixter International, Inc.                                                      626,588*
   28,400                     Arrow Electronics, Inc.                                                        1,244,275*
    4,800                     Millipore Corp.                                                                  344,100


See accompanying notes to financial statements.

TCW Galileo Value Opportunities Fund
-------------------------------------------------------------------------------

Schedule of Investments (Unaudited) (Continued)


   Number of
    Shares                                                                                                   Value
   ---------                                                                                             -------------
                              Electronics (Continued)
   15,750                     Molex, Inc., Class A                                                       $     630,000
    5,350                     Vishay Intertechnology, Inc.                                                     448,731*
                                                                                                         -------------
                              Total Electronics                                                              3,293,694
                                                                                                         -------------
                              Energy & Oil Services (3.9%)
    8,900                     Anadarko Petroleum Corp.                                                         386,594
   41,800                     Pride International, Inc.                                                        945,725*
                                                                                                         -------------
                              Total Energy & Oil Services                                                    1,332,319
                                                                                                         -------------
                              Food Retailers (2.0%)
   20,300                     Albertson's, Inc.                                                                661,019
                                                                                                         -------------
                              Foods, Hotels & Restaurants (1.8%)
   25,300                     Dean Foods Co.                                                                   619,850
                                                                                                         -------------
                              Healthcare (7.3%)
   73,600                     Henry Schein, Inc.                                                             1,029,252*
   94,100                     Omnicare, Inc.                                                                 1,429,144
                                                                                                         -------------
                              Total Healthcare                                                               2,458,396
                                                                                                         -------------

                              Insurance (0.9%)
   21,200                     Old Republic International Corp.                                                 302,100
                                                                                                         -------------
                              Machinery (9.9%)
   39,345                     Albany International Corp., Class A                                              597,552*
   24,000                     Applied Power, Inc.                                                              687,000
   34,200                     Crane Co.                                                                        919,125
   42,700                     Hussmann International, Inc.                                                     592,463
   39,100                     Unova, Inc.                                                                      547,400*
                                                                                                         -------------
                              Total Machinery                                                                3,343,540
                                                                                                         -------------
                              Media--Broadcasting & Publishing (5.6%)
   27,800                     Meredith Corp.                                                                   773,188
   35,300                     Readers Digest Association, Inc., Class A                                      1,129,600
                                                                                                         -------------
                              Total Media--Broadcasting & Publishing                                         1,902,788
                                                                                                         -------------
                              Metals (4.5%)
   80,300                     AK Steel Holding Corp.                                                           888,319
   24,300                     Hubbell, Inc., Class B                                                           633,319
                                                                                                         -------------
                              Total Metals                                                                   1,521,638
                                                                                                         -------------
                              Retail (4.2%)
   20,200                     Abercrombie & Fitch Co.                                                          222,200*
   25,000                     Ann Taylor Stores, Inc.                                                          517,188*
   54,400                     Consolidated Stores Corp.                                                        676,600*
                                                                                                         -------------
                              Total Retail                                                                   1,415,988
                                                                                                         -------------
                              Textiles, Clothing & Fabrics (4.6%)
   40,400                     Jones Apparel Group, Inc.                                                      1,199,375*
   34,300                     Warnaco Group, Inc.                                                              364,438
                                                                                                         -------------
                              Total Textiles, Clothing & Fabrics                                             1,563,813
                                                                                                         -------------



See accompanying notes to financial statements.

--------------------------------------------------------------------------[LOGO]

                                                            April 30, 2000


   Number of
    Shares                                                                                                    Value
------------                                                                                             -------------
                              Transportation (0.5%)
      7,300                   Trinity Industries, Inc.                                                   $     162,425
                                                                                                         -------------
                              Total Common Stock (Cost: $29,816,606) (99.7%)                                33,738,286
                                                                                                         -------------

   Principal
    Amount                    Short-Term Investments
  ---------                   ----------------------
  $  56,205                   American Express Co., 6.063%, due 05/10/00                                        56,205**
     56,205                   American Express Co., 6.09%, due 05/22/00                                         56,205**
     93,675                   American Express Co., 6.1%, due 05/01/00                                          93,675**
     74,940                   Bank of America, 6.18%, due 06/20/00                                              74,940**
     37,470                   Bank of Nova Scotia, 6.05%, due 05/08/00                                          37,470**
     74,940                   BNP Paribas, S.A., 6.05%, due 05/10/00                                            74,940**
     74,940                   Credit Agricole, 6%, due 05/03/00                                                 74,940**
    375,155                   Fleet National Bank, 6.193%, due 10/31/00                                        375,155**
    920,656                   Investors Bank & Trust Depository Reserve, 4.85%,
                                 due 05/01/00                                                                  920,656
     37,470                   Morgan Stanley Dean Witter & Co., 6.15%, due 11/22/00                             37,470**
                                                                                                         -------------
                              Total Short-Term Investments (Cost: $1,801,656) (5.3%)                         1,801,656
                                                                                                         -------------
                              Total Investments (Cost: $31,618,262) (105.0%)                                35,539,942
                              Liabilities in Excess of Other Assets (-5.0%)                                 (1,701,948)
                                                                                                         -------------
                              Net Assets (100.0%)                                                        $  33,837,994
                                                                                                         =============


Notes to the Schedule of Investments:
   *  Non-income producing.
  **  Represents investments of security lending collateral (Note 3).

See accompanying notes to financial statements.

  TCW Galileo Funds, Inc.
--------------------------------------------------------------------------------
     U.S. Equities

  Statements of Assets and Liabilities (Unaudited)                April 30, 2000

                                                                  TCW Galileo
                                                                   Aggressive       TCW Galileo      TCW Galileo
                                                                     Growth         Convertible        Earnings
                                                                    Equities        Securities        Momentum
                                                                      Fund              Fund            Fund
                                                                  -------------     -------------    ------------
                                                                            Dollar Amounts in Thousands
                                                                            (Except per Share Amounts)
ASSETS
  Investments, at Value /(1)/                                     $    322,232      $     63,825     $    30,537
  Receivables for Securities Sold                                          208                77              45
  Receivables for Fund Shares Sold                                       2,993                --              --
  Interest and Dividends Receivable                                         50               367              16
  Deferred Organization Costs                                                1                 1              --
                                                                  ------------      ------------     -----------
     Total Assets                                                      325,484            64,270          30,598
                                                                  ------------      ------------     -----------
LIABILITIES
  Payables for Securities Purchased                                        221               209             219
  Payables for Fund Shares Redeemed                                        205                88              --
  Payables Upon Return of Securities Loaned (Note 3)                    67,416             3,689           2,029
  Accrued Management Fees                                                  192                34              23
  Other Accrued Expenses                                                    34                19              41
                                                                  ------------      ------------     -----------
     Total Liabilities                                                  68,068             4,039           2,312
                                                                  ------------      ------------     -----------
NET ASSETS                                                        $    257,416      $     60,231     $    28,286
                                                                  ============      ============     ===========
NET ASSETS CONSIST OF:
  Paid-in Capital                                                 $     86,010      $     37,414     $     6,687
  Undistributed Net Realized Gain on Investments                        39,802            15,765          25,560
  Unrealized Appreciation (Depreciation) on
     Investments                                                       136,050             6,922          (1,233)
  Undistributed Net Investment Income (Loss)                            (4,446)              130          (2,728)
                                                                  ------------      ------------     -----------
NET ASSETS                                                        $    257,416      $     60,231     $    28,286
                                                                  ============      ============     ===========
NET ASSETS ATTRIBUTABLE TO:
  Institutional Class Shares                                      $    237,797      $     60,231     $    28,286
                                                                  ============      ============     ===========
  Advisory Class Shares                                           $     19,619      $         --     $        --
                                                                  ============      ============     ===========
CAPITAL SHARES OUTSTANDING:
Institutional Class                                                  8,333,177         3,898,347       1,796,311
                                                                  ============      ============     ===========
Advisory Class                                                         689,423                --              --
                                                                  ============      ============     ===========
NET ASSET VALUE PER SHARE:
Institutional Class                                               $      28.54      $      15.45     $     15.75
                                                                  ============      ============     ===========
Advisory Class                                                    $      28.46      $         --     $        --
                                                                  ============      ============     ===========

(1) The identified cost for the TCW Galileo Aggressive Growth Equities Fund, the TCW Galileo Convertible Securities Fund and the TCW Galileo Earnings Momentum Fund was $186,182, $56,903 and $31,770, respectively.







See accompanying notes to financial statements.

------------------------------------------------------------------------- [LOGO]


  Statements of Assets and Liabilities (Unaudited)                April 30, 2000

                                                        TCW             TCW             TCW             TCW              TCW
                                                       Galileo         Galileo         Galileo         Galileo          Galileo
                                                     Large Cap        Large Cap        Select        Small Cap          Value
                                                       Growth           Value          Equities        Growth       Opportunities
                                                        Fund            Fund            Fund            Fund             Fund
                                                     ----------       -----------     -----------   -----------    --------------
                                                                   Dollar Amounts in Thousands
                                                                   (Except per Share Amounts)
        ASSETS
           Investments, at Value /(1)/               $   33,807       $    90,984     $   479,347   $   482,676    $    35,540
           Receivables for Securities Sold                   --               603           5,049           721            991
           Receivables for Fund Shares
              Sold                                            7                52           1,227           472             --
           Interest and Dividends
              Receivable                                     11                97             230           150             17
           Deferred Organization Costs                       --                --              --            --              3
                                                     ----------       -----------     -----------   -----------    -----------
              Total Assets                               33,825            91,736         485,853       484,019         36,551
                                                     ----------       -----------     -----------   -----------    -----------
        LIABILITIES
           Payables for Securities
              Purchased                                      --               587           2,744        27,268          1,769
           Payables for Fund Shares
              Redeemed                                        8                --             327           569             --
           Payables Upon Return of
              Securities Loaned (Note 3)                  2,419             8,389          30,390        69,921            881
           Accrued Management Fees                           10                30             273           306             20
           Other Accrued Expenses                            39                36              40            53             43
                                                     ----------       -----------     -----------   -----------    -----------
              Total Liabilities                           2,476             9,042          33,774        98,117          2,713
                                                     ----------       -----------     -----------   -----------    -----------
        NET ASSETS                                   $   31,349       $    82,694     $   452,079   $   385,902    $    33,838
                                                     ==========       ===========     ===========   ===========    ===========
        NET ASSETS CONSIST OF:
           Paid-in Capital                           $   18,774       $    73,798     $   226,227   $   200,605    $    27,445
           Undistributed Net Realized Gain
              (Loss) on Investments                       3,433            (1,658)         84,828        51,720          2,507
           Unrealized Appreciation on
              Investments                                 9,294            10,413         142,631       140,431          3,922
           Undistributed Net Investment
              Income (Loss)                                (152)              141          (1,607)       (6,854)           (36)
                                                     ----------       -----------     -----------   -----------    -----------
        NET ASSETS                                   $   31,349       $    82,694     $   452,079   $   385,902    $    33,838
                                                     ==========       ===========     ===========   ===========    ===========
        NET ASSETS
           ATTRIBUTABLE TO:
           Institutional Class Shares                $   31,079       $    82,373     $   402,428   $   368,696    $    33,838
                                                     ==========       ===========     ===========   ===========    ===========
           Advisory Class Shares                     $      270       $       321     $    49,651   $    17,206    $        --
                                                     ==========       ===========     ===========   ===========    ===========
        CAPITAL SHARES
           OUTSTANDING:
           Institutional Class                        1,598,984         6,311,739      15,751,409     9,620,877      2,680,602
                                                     ==========       ===========     ===========   ===========    ===========
           Advisory Class                                13,889            24,547       1,949,976       449,825             --
                                                     ==========       ===========     ===========   ===========    ===========
        NET ASSET VALUE PER SHARE:
           Institutional Class                       $    19.44       $     13.05     $     25.55   $     38.32    $     12.62
                                                     ==========       ===========     ===========   ===========    ===========
           Advisory Class                            $    19.42       $     13.06     $     25.46   $     38.25    $        --
                                                     ==========       ===========     ===========   ===========    ===========

        (1) The identified cost for the TCW Galileo Large Cap Growth Fund, the TCW Galileo Large Cap Value Fund, the TCW Galileo Select Equities Fund, the TCW Galileo Small Cap Growth Fund and the TCW Galileo Value Opportunities Fund was $24,513, $80,571, $336,716, $342,245
            and $31,618, respectively.


See accompanying notes to financial statements.

TCW Galileo Funds, Inc.
--------------------------------------------------------------------------------

     U.S. Equities

Statements of Operations (Unaudited)                        Six Months Ended April 30, 2000

                                                            TCW
                                                           Galileo          TCW           TCW
                                                          Aggressive      Galileo       Galileo
                                                           Growth        Convertible    Earnings
                                                          Equities        Securities    Momentum
                                                            Fund            Fund          Fund
                                                          --------       -----------    --------
                                                                 Dollar Amounts in Thousands
INVESTMENT INCOME
Income:
  Dividends                                              $     56        $    378      $      1
  Interest (Note 2)                                           274             658            84
                                                         --------        --------      --------
     Total                                                    330           1,036            85
                                                         --------        --------      --------
Expenses:
  Management Fees                                           1,265             211           152
  Accounting Service Fees                                      39              14            14
  Administration Fees                                          41              12            12
  Professional Fees                                            18              11            11
  Transfer Agent Fees:
    Institutional Class                                        21              14            16
    Advisory Class                                              8              --            --
  Custodian Fees                                                3               6            11
  Directors' Fees & Expenses                                    4               4             4
  Registration Fees:
    Institutional Class                                         4              --             1
    Advisory Class                                              3              --            --
  Distribution Fees:
    Advisory Class (Note 2)                                    15              --            --
  Other                                                        21              13             8
                                                         --------        --------      --------
  Total Expenses                                            1,442             285           229
  Less Expenses Borne by Investment Advisor                     5              --            --
                                                         --------        --------      --------
  Net Expenses                                              1,437             285           229
                                                         --------        --------      --------
  Net Investment Income (Loss)                             (1,107)            751          (144)
                                                         --------        --------      --------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
  Net Realized Gain on Investments                         25,127          13,355        15,428
  Change in Unrealized Appreciation (Depreciation)
    on Investments                                         45,899           1,811        (9,860)
                                                         --------        --------      --------
  Net Realized and Unrealized Gain on Investments          71,026          15,166         5,568
                                                         --------        --------      --------
INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                             $ 69,919        $ 15,917      $  5,424
                                                         ========        ========      ========

See accompanying notes to financial statements.

--------------------------------------------------------------------------[LOGO]

Statements of Operations (Unaudited)                                        Six Months Ended April 30, 2000

                                                        TCW        TCW                   TCW
                                                      Galileo    Galileo      TCW      Galileo         TCW
                                                       Large      Large     Galileo     Small        Galileo
                                                        Cap        Cap      Select       Cap          Value
                                                      Growth      Value    Equities     Growth    Opportunities
                                                       Fund       Fund       Fund        Fund         Fund
                                                     ---------  --------- ---------- ----------  ---------------
                                                                 Dollar Amounts in Thousands
INVESTMENT INCOME
Income:
  Dividends                                          $   54       $  467    $   502    $    --        $  161
  Interest (Note 2)                                      52           32        523        723            40
                                                     ------       ------    -------    -------        ------
    Total                                               106          499      1,025        723           201
                                                     ------       ------    -------    -------        ------
Expenses:
  Management Fees                                        79          185      1,428      1,999           121
  Accounting Service Fees                                15           15         39         59            14
  Administration Fees                                    12           12         43         62            11
  Professional Fees                                      14           15         21         22            10
  Transfer Agent Fees:
    Institutional Class                                  10           17         22         22            12
    Advisory Class                                        7            7          8          7            --
  Custodian Fees                                          1            7          2         12             4
  Directors' Fees & Expenses                              4            4          4          4             4
  Registration Fees:
    Institutional Class                                   4            4          4          5            --
    Advisory Class                                        3            3          3          3            --
  Distribution Fees:
    Advisory Class (Note 2)                              --           --         41         14            --
  Other                                                   8           11         25         28             8
                                                     ------       ------    -------    -------        ------
  Total Expenses                                        157          280      1,640      2,237           184
  Less Expenses Borne by Investment
    Advisor                                              13           13         --          3            --
                                                     ------       ------    -------    -------        ------
  Net Expenses                                          144          267      1,640      2,234           184
                                                     ------       ------    -------    -------        ------
  Net Investment Income (Loss)                          (38)         232       (615)    (1,511)           17
                                                     ------       ------    -------    -------        ------
NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS
  Net Realized Gain on Investments                    3,074        1,631     43,127     46,324         2,534
  Change in Unrealized Appreciation
    on Investments                                    2,494        5,698     42,157     10,083         4,073
                                                     ------       ------    -------    -------        ------
  Net Realized and Unrealized Gain on
    Investments                                       5,568        7,329     85,284     56,407         6,607
                                                     ------       ------    -------    -------        ------
INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS                          $5,530       $7,561    $84,669    $54,896        $6,624
                                                     ======       ======    =======    =======        ======

See accompanying notes to financial statements.

TCW Galileo Funds, Inc.
--------------------------------------------------------------------------------

     U.S. Equities

Statements of Changes in Net Assets

                                                                      TCW Galileo                       TCW Galileo
                                                                   Aggressive Growth                    Convertible
                                                                     Equities Fund                    Securities Fund
                                                             ---------------------------     ------------------------------
                                                             Six Months                      Six Months
                                                               Ended                           Ended
                                                              April 30,      Year Ended       April 30,       Year Ended
                                                                2000         October 31,        2000          October 31,
                                                             (Unaudited)        1999        (Unaudited)          1999
                                                             -----------     -----------    -----------       -----------
                                                                             Dollar Amounts in Thousands
        OPERATIONS
        Net Investment Income (Loss)                         $    (1,107)    $    (1,097)   $       751       $     1,553
        Net Realized Gain on Investments                          25,127          32,828         13,355             5,420
        Change in Unrealized Appreciation on Investments          45,899          63,049          1,811             4,528
                                                             -----------     -----------    -----------       -----------
        Increase in Net Assets Resulting from Operations          69,919          94,780         15,917            11,501
                                                             -----------     -----------    -----------       -----------
        DISTRIBUTIONS TO SHAREHOLDERS
          Distributions from Net Investment Income:
            Institutional Class                                       --              --           (807)           (1,264)
          Distributions from Net Realized Gain:
            Institutional Class                                  (20,845)        (12,024)        (4,185)           (2,009)
            Advisory Class                                          (428)             --             --                --
                                                             -----------     -----------    -----------       -----------
          Total Distributions to Shareholders                    (21,273)        (12,024)        (4,992)           (3,273)
                                                             -----------     -----------    -----------       -----------
        NET CAPITAL SHARE TRANSACTIONS (NOTE 8)
            Institutional Class                                   19,832             848           (524)           14,214
            Advisory Class                                        18,378           2,052             --                --
                                                             -----------     -----------    -----------       -----------
            Increase (Decrease) in Net Assets
              Resulting from Net Capital Share Transactions       38,210           2,900           (524)           14,214
                                                             -----------     -----------    -----------       -----------
            Increase in Net Assets                                86,856          85,656         10,401            22,442
        NET ASSETS
            Beginning of Period                                  170,560          84,904         49,830            27,388
                                                             -----------     -----------    -----------       -----------
            End of Period                                    $   257,416     $   170,560    $    60,231       $    49,830
                                                             ===========     ===========    ===========       ===========

See accompanying notes to financial statements.

------------------------------------------------------------------------- [LOGO]

Statements of Changes in Net Assets

                                                                               TCW Galileo Earnings         TCW Galileo Large Cap
                                                                                   Momentum Fund                Growth Fund
                                                                         ---------------------------   --------------------------
                                                                           Six Months                  Six Months
                                                                             Ended                       Ended
                                                                            April 30,    Year Ended     April 30,     Year Ended
                                                                              2000       October 31,      2000        October 31,
                                                                           (Unaudited)      1999       (Unaudited)        1999
                                                                           -----------   -----------   -----------     ----------
                                                                                         Dollar Amounts in Thousands
        OPERATIONS
        Net Investment Income (Loss)                                       $    (144)    $   (364)    $      (38)     $   (112)
        Net Realized Gain on Investments                                      15,428       10,386          3,074           1,680
        Change in Unrealized Appreciation (Depreciation) on Investments       (9,860)        (121)         2,494           4,700
                                                                           ---------     --------     ----------      ----------
        Increase in Net Assets Resulting from Operations                       5,424        9,901          5,530           6,268
                                                                           ---------     --------     ----------      ----------
        DISTRIBUTIONS TO SHAREHOLDERS
          Distributions from Net Realized Gain:
            Institutional Class                                               (4,748)      (1,596)        (1,328)           (439)
            Advisory Class                                                        --           --             (5)             --
                                                                           ---------     --------     ----------      ----------
          Total Distributions to Shareholders                                 (4,748)      (1,596)        (1,333)           (439)
                                                                           ---------     --------     ----------      ----------
        NET CAPITAL SHARE TRANSACTIONS (NOTE 8)
            Institutional Class                                                5,772      (18,766)         3,721           9,542
            Advisory Class                                                        --           --            181              79
                                                                           ---------     --------     ----------      ----------
            Increase (Decrease) in Net Assets
              Resulting from Net Capital Share Transactions                    5,772      (18,766)         3,902           9,621
                                                                           ---------     --------     ----------      ----------
            Increase in Net Assets                                             6,448      (10,461)         8,099          15,450
        NET ASSETS
            Beginning of Period                                               21,838       32,299         23,250           7,800
                                                                           ---------     --------     ----------      ----------
            End of Period                                                  $  28,286     $ 21,838     $   31,349      $   23,250
                                                                           =========     ========     ==========      ==========

TCW Galileo Funds, Inc.
--------------------------------------------------------------------------------

     U.S. Equities

Statements of Changes in Net Assets

                                                          TCW Galileo Large Cap          TCW Galileo Select
                                                               Value Fund                   Equities Fund
                                                       --------------------------    --------------------------
                                                        Six Months                    Six Months
                                                          Ended                          Ended
                                                        April 30,     Year Ended       April 30,    Year Ended
                                                          2000        October 31,       2000        October 31,
                                                       (Unaudited)       1999        (Unaudited)       1999
                                                       -----------    -----------    -----------    -----------
                                                                     Dollar Amounts in Thousands
OPERATIONS
  Net Investment Income (Loss)                         $       232   $        477    $      (615)   $      (942)
  Net Realized Gain (Loss) on Investments                    1,631         (3,003)        43,127         21,665
  Change in Unrealized Appreciation on Investments           5,698          4,318         42,157         59,270
                                                       -----------    -----------    -----------    -----------
  Increase in Net Assets Resulting from Operations           7,561          1,792         84,669         79,993
                                                       -----------    -----------    -----------    -----------
DISTRIBUTIONS TO SHAREHOLDERS
  Distributions from Net Investment Income:
   Institutional Class                                        (544)           (60)            --             --
  Distributions from Net Realized Gain:
   Institutional Class                                          --             --        (13,242)       (27,870)
   Advisory Class                                               --             --           (890)            --
                                                       -----------    -----------    -----------    -----------
  Total Distributions to Shareholders                         (544)           (60)       (14,132)       (27,870)
                                                       -----------    -----------    -----------    -----------
NET CAPITAL SHARE TRANSACTIONS (NOTE 8)
  Institutional Class                                        9,129         56,990         49,056         53,279
  Advisory Class                                               256             65         24,829         17,390
                                                       -----------    -----------    -----------    -----------
  Increase in Net Assets
    Resulting from Net Capital Share Transactions            9,385         57,055         73,885         70,669
                                                       -----------    -----------    -----------    -----------
  Increase in Net Assets                                    16,402         58,787        144,422        122,792
NET ASSETS
  Beginning of Period                                       66,292          7,505        307,657        184,865
                                                       -----------    -----------    -----------    -----------
  End of Period                                        $    82,694    $    66,292    $   452,079    $   307,657
                                                       ===========    ===========    ===========    ===========

See accompanying notes to financial statements.

------------------------------------------------------------------------- [LOGO]


Statements of Changes in Net Assets

                                                          TCW Galileo Small               TCW Galileo Value
                                                          Cap Growth Fund                Opportunities Fund
                                                       --------------------------    --------------------------
                                                        Six Months                    Six Months
                                                          Ended                          Ended
                                                        April 30,     Year Ended       April 30,    Year Ended,
                                                          2000        October 31,        2000       October 31,
                                                       (Unaudited)       1999        (Unaudited)       1999
                                                       -----------    -----------    -----------    -----------
                                                                     Dollar Amounts in Thousands
OPERATIONS
  Net Investment Income (Loss)                         $    (1,511)  $     (1,605)   $        17    $       (28)
  Net Realized Gain on Investments                          46,324         20,462          2,534          3,685
  Change in Unrealized Appreciation on Investments          10,083         90,934          4,073          1,766
                                                       -----------    -----------    -----------    -----------
  Increase in Net Assets Resulting from Operations          54,896        109,791          6,624          5,423
                                                       -----------    -----------    -----------    -----------
DISTRIBUTIONS TO SHAREHOLDERS
  Distributions from Net Realized Gain:
   Institutional Class                                     (16,532)        (1,936)        (3,131)            --
   Advisory Class                                              (80)            --             --             --
                                                       -----------    -----------    -----------    -----------
  Total Distributions to Shareholders                      (16,612)        (1,936)        (3,131)            --
                                                       -----------    -----------    -----------    -----------
NET CAPITAL SHARE TRANSACTIONS (NOTE 8)
  Institutional Class                                       84,959         17,017            107         (3,819)
  Advisory Class                                            21,196            541             --             --
                                                       -----------    -----------    -----------    -----------
Increase (Decrease) in Net Assets
   Resulting from Net Capital Share Transactions           106,155         17,558            107         (3,819)
                                                       -----------    -----------    -----------    -----------
  Increase in Net Assets                                   144,439        125,413          3,600          1,604
NET ASSETS
  Beginning of Period                                      241,463        116,050         30,238         28,634
                                                       -----------    -----------    -----------    -----------
  End of Period                                        $   385,902   $    241,463    $    33,838    $    30,238
                                                       ===========    ===========    ===========    ===========

See accompanying notes to financial statements.

TCW Galileo Funds, Inc.
--------------------------------------------------------------------------------

  U.S. Equities

Notes to Financial Statements (Unaudited)

     Note 1 -- Organization

     TCW Galileo Funds, Inc., a Maryland corporation (the "Company"), is an open-end management investment company registered under the Investment Company Act of 1940, (the "1940 Act") as amended, that currently offers a selection of 20 no-load mutual funds known as the TCW Galileo Funds (the "Funds"). TCW Investment Management Company (the "Advisor") is the investment advisor to the Funds. TCW London International, Limited is a sub-advisor for the TCW Galileo Asia Pacific Equities Fund, the TCW Galileo Emerging Markets Equities Fund, the TCW Galileo European Equities Fund, the TCW Galileo International Equities Fund and the TCW Galileo Japanese Equities Fund. The advisors are registered under the Investment Advisors Act of 1940. Each Fund has distinct investment objectives and policies. Investors Bank & Trust Company serves as the administrator of the Funds.

     The Funds' financial statements are separated into three reports: 1) U.S. Equities Funds, 2) U.S. Fixed Income Funds, and 3) International Funds. However, all Funds are listed below along with their investment objectives, and are currently offered by the Company.

     U.S. Equities

     TCW Galileo Fund                                         Investment Objective
     ----------------                             -------------------------------------------------
     Convertible Securities Fund

     TCW Galileo Convertible Securities Fund      Seeks high total return from current income and
                                                  capital appreciation through investment
                                                  principally in convertible securities.

     Non-Diversified U.S. Equity Funds

     TCW Galileo Aggressive Growth                Seeks long-term capital appreciation by investing
      Equities Fund                               primarily in publicly traded equity securities of
                                                  medium capitalization companies.

     TCW Galileo Earnings Momentum Fund           Seeks capital appreciation by investing primarily
                                                  in publicly traded equity securities of companies
                                                  experiencing or expected to experience
                                                  accelerating earnings growth.

     TCW Galileo Large Cap Growth Fund            Seeks long-term capital appreciation by investment
                                                  primarily in publicly traded equity securities of
                                                  large capitalization U.S. companies with above
                                                  average earnings prospects.

     TCW Galileo Large Cap Value Fund             Seeks long-term capital appreciation by investing
                                                  primarily in publicly traded equity securities of
                                                  large capitalization companies.

     TCW Galileo Select Equities Fund             Emphasizes capital appreciation and preservation
                                                  with focus on long-term results.

     TCW Galileo Small Cap Growth Fund            Seeks long-term capital appreciation by investing
                                                  primarily in publicly traded equity securities of
                                                  smaller capitalization companies.

------------------------------------------------------------------------  [LOGO]


                                                                  April 30, 2000
     U.S. Equities (Continued)

     TCW Galileo Fund                                         Investment Objective
     ----------------                             -------------------------------------------------
     Non-Diversified U.S. Equity Funds

     TCW Galileo Value Opportunities Fund         Seeks capital appreciation by investing at least
                                                  65% of its total assets, under normal
                                                  circumstances, in publiclytraded equity securities
                                                  issued by small and medium companies with market
                                                  capitalization at the time of purchase between
                                                  $500 million and $5 billion.

     U.S. Fixed Income

     TCW Galileo Fund                                         Investment Objective
     ----------------                             --------------------------------------------------
     Diversified Money Market Fund

     TCW Galileo Money Market Fund                Seeks current income, preservation of capital and
                                                  liquidity by investing in short-term money market
                                                  securities.

     Diversified Fixed Income Funds

     TCW Galileo Core Fixed Income Fund           Seeks capital appreciation and income by investment
                                                  principally in core fixed income securities
                                                  emphasizing high quality and liquid investments.

     TCW Galileo High Yield Bond Fund             Seeks high current income by investment
                                                  principally in high yield fixed income securities.

     TCW Galileo Mortgage-Backed                  Seeks income by investing primarily in short-term
      Securities Fund                             mortgage-backed securities.

     TCW Galileo Total Return Mortgage-           Seeks income by investing primarily in long-term
      Backed Securities Fund                      mortgage-backed securities.

     International

     TCW Galileo Fund                                         Investment Objective
     ----------------                             --------------------------------------------------
     Non-Diversified International Equity Funds

     TCW Galileo Asia Pacific Equities Fund       Seeks long-term capital appreciation by investing
                                                  primarily in equity securities of companies in the
                                                  Asia Pacific region.

     TCW Galileo Emerging Markets                 Seeks long-term capital appreciation by investing
      Equities Fund                               in equity securities of companies in emerging
                                                  market countries around the world.

     TCW Galileo European Equities Fund           Seeks long-term capital appreciation by investing
                                                  primarily in the securities of issuers located in
                                                  Europe.

     TCW Galileo International Equities Fund      Seeks long-term capital appreciation by investing
                                                  in a mix of underlying TCW Galileo Funds.

     TCW Galileo Japanese Equities Fund           Seeks long-term capital appreciation by investing
                                                  primarily in Japanese equity securities.

TCW Galileo Funds, Inc.
--------------------------------------------------------------------------------

  U.S. Equities

Notes to Financial Statements (Unaudited) (Continued)

     Note 1 -- Organization (Continued)

     International (Continued)

     TCW Galileo Fund                                         Investment Objective
     ----------------                             --------------------------------------------------
     Non-Diversified International Equity Funds

     TCW Galileo Latin America                    Seeks long-term capital appreciation by investing
      Equities Fund                               primarily in Latin American equity securities.

     Non-Diversified Fixed Income Fund

     TCW Galileo Emerging Markets                 Seeks high total return from capital appreciation
      Income Fund                                 and current income by investing at least 65% of
                                                  its total assets in debt securities issued or
                                                  guaranteed by companies, financial institutions,
                                                  and government entities in emerging market
                                                  countries.

Nine funds (TCW Galileo Aggressive Growth Equities Fund, TCW Galileo Large Cap Growth Fund, TCW Galileo Large Cap Value Fund, TCW Galileo Select Equities Fund, TCW Galileo Small Cap Growth Fund, TCW Galileo Core Fixed Income Fund, TCW Galileo High Yield Bond Fund, TCW Galileo Total Return Mortgage-Backed Securities Fund and TCW Galileo European Equities Fund) offer two classes of shares, Institutional Class shares and Advisory Class shares. Shares of each class of the Funds represent an equal pro-rata interest in the Funds and generally give the shareholder the same voting, dividend, liquidation, and other rights. The Institutional Class shares are offered at the current net asset value. The Advisory Class shares are also offered at the current net asset value, but are subject to fees imposed under a distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.

Note 2 -- Significant Accounting Policies

The following is a summary of significant accounting policies which are in conformity with generally accepted accounting principles and which are consistently followed by the Funds in the preparation of their financial statements. The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.

Principles of Accounting: The Funds use the accrual method of accounting for financial reporting purposes.

Security Valuations: Equity fund securities listed or traded on the New York, American or other stock exchanges are valued at the latest sale price on that exchange (if there were no sales that day, the security is valued at the latest bid price). All other securities for which over-the-counter market quotations are readily available, are valued at the latest bid price prior to the time of valuation.

Securities for which market quotations are not readily available, including circumstances under which it is determined by the Advisor that sale or bid prices are not reflective of a security's market value, are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Company's Board of Directors.

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                                                                  April 30, 2000

Short-term debt securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost. Other short-term debt securities are valued on a marked-to-market basis until such time as they reach a remaining maturity of 60 days, whereupon they will be valued at amortized value using their value of the 61st day prior to maturity.

Security Transactions and Related Investment Income: Security transactions are recorded as of the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Realized gains and losses on investments are recorded on the basis of specific identification.

Repurchase Agreements: The Funds may invest in repurchase agreements secured by U.S. Government obligations and by other securities. Securities pledged as collateral for repurchase agreements are held by the Funds' custodian bank until maturity of the repurchase agreements. Provisions of the agreements ensure that the market value of the collateral is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreements, realization and/or retention of the collateral may be subject to legal proceedings.

Security Lending: The Funds may lend their securities to qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with any extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral if the borrowers of the securities fail financially. The Funds receive compensation for lending their securities (see
Note 3).

Options: Premiums received from call options written are recorded as a liability. The amount of the liability is subsequently adjusted to reflect the current market value of the option written. If the option expires unexercised, premiums received are realized as a gain at expiration date. If the position is closed prior to expiration, a gain or loss is realized based on premiums received, less the cost to close the option. When an option is exercised, premiums received are added to the proceeds from the sale of the underlying securities and a gain or loss is realized. Call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. There were no option contracts entered into during the six months ended April 30, 2000.

Deferred Organization Costs: Organizational costs of approximately $4,000, $2,000 and $5,000 for the TCW Galileo Convertible Securities Fund, the TCW Galileo Aggressive Growth Equities Fund and the TCW Galileo Value Opportunities Fund, respectively, have been deferred and are being amortized on a straight line basis over a five-year period from the commencement of operations. Organizational costs for all other U.S. Equities funds have been fully amortized or were de minimus and therefore, were not deferred. Those costs were expensed as incurred.

Upon formation of the Funds, the Company sold and issued to the Advisor 10,008 shares of common stock (one share each of the TCW Galileo Convertible Securities Fund, the TCW Galileo Aggressive Growth Equities Fund, the TCW Galileo Small Cap Growth Fund, and the TCW Galileo Value Opportunities Fund, and 2,000 shares each of the other two funds, collectively the "Initial Shares"). In the event the Advisor redeems any of its Initial Shares from one or more of the Funds prior to the end of the five-year period, the proceeds of the redemption payable in respect of such shares will be reduced by any unamortized organization costs in the same ratio as the number of Initial Shares being redeemed bears to the number of Initial Shares outstanding at the time of the redemption.

Allocation of Operating Activity: Investment income, common expenses and realized and unrealized gains and losses are allocated among the classes of shares of the Funds based on the

TCW Galileo Funds, Inc.
--------------------------------------------------------------------------------

     U.S. Equities

Notes to Financial Statements (Unaudited) (Continued)

        Note 2 -- Significant Accounting Policies (Continued)

        relative net assets of each class. Distribution fees, which are directly attributable to a class of shares, are charged to that class operations. All other expenses are charged to each Fund as incurred on a specific identification basis.

        Net Asset Value: The Net Asset Value of each Fund's shares is determined by dividing the net assets of the Fund by the number of issued and outstanding shares on each business day as of 1:00 P.M. Pacific Standard Time.

        Dividends and Distributions: The TCW Galileo Convertible Securities Fund declares and pays, or reinvests, dividends from net investment income quarterly. The other equity funds declare and pay, or reinvest, dividends from net investment income annually. Distribution of any net long-term and net short-term capital gains earned by a Fund will be distributed at least annually.

        Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions, market discount, losses deferred to wash sales, excise tax regulations and employing equalization in determining amounts to be distributed to Fund shareholders. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital and may impact net investment income per share. Undistributed net investment income may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

        Note 3 -- Security Lending

        The Funds listed below loaned securities that were collateralized in cash which was invested in short-term investments as of April 30, 2000:

                                                         Market Value of                         Securities
                                                        Loaned Securities     Collateral Value  Lending Fees*
                                                        -----------------     ----------------  -------------
     TCW Galileo Aggressive Growth
      Equities Fund                                          $65,721,301           $67,416,104       $ 93,222
     TCW Galileo Convertible Securities Fund                   3,621,702             3,688,650          3,466
     TCW Galileo Earnings Momentum Fund                        1,930,553             2,029,100         16,238
     TCW Galileo Large Cap Growth Fund                         2,359,541             2,418,975          5,063
     TCW Galileo Large Cap Value Fund                          8,160,375             8,389,050          2,514
     TCW Galileo Select Equities Fund                         29,455,527            30,389,991        146,891
     TCW Galileo Small Cap Growth Fund                        67,760,459            69,921,440        113,172
     TCW Galileo Value Opportunities Fund                        715,510               881,000          2,356

     *  Net of broker fees.

     Securities lending fees are included in interest income in the Statements of Operations.

     Note 4 -- Federal Income Taxes

     It is the policy of each Fund to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income,

------------------------------------------------------------------------- [LOGO]

                                                                  April 30, 2000

including any net realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required. At April 30, 2000, net unrealized appreciation (depreciation) on investments for federal income tax purposes was as follows (amounts in thousands):

                                                 TCW Galileo          TCW Galileo         TCW Galileo
                                              Aggressive Growth       Convertible          Earnings
                                                Equities Fund       Securities Fund      Momentum Fund
                                             -------------------   -----------------   ----------------
Unrealized Appreciation                           $   153,422           $    9,093          $    4,606
Unrealized (Depreciation)                             (17,372)              (2,171)             (5,839)
                                                  -----------           ----------          ----------
Net Unrealized Appreciation (Depreciation)        $   136,050           $    6,922          $   (1,233)
                                                  ===========           ==========          ==========
Cost of Investments for Federal
  Income Tax Purposes                             $   186,182           $   56,903          $   31,770
                                                  ===========           ==========          ==========

                                                 TCW Galileo          TCW Galileo         TCW Galileo
                                                  Large Cap            Large Cap             Select
                                                 Growth Fund          Value Fund         Equities Fund
                                             -------------------   -----------------   ----------------
Unrealized Appreciation                           $    10,067           $   11,886          $  155,359
Unrealized (Depreciation)                                (773)              (1,473)            (12,728)
                                                  -----------           ----------          ----------
Net Unrealized Appreciation                       $     9,294           $   10,413          $  142,631
                                                  ===========           ==========          ==========
Cost of Investments for Federal
  Income Tax Purposes                             $    24,513           $   80,571          $  336,716
                                                  ===========           ==========          ==========

                                                                      TCW Galileo         TCW Galileo
                                                                       Small Cap             Value
                                                                      Growth Fund      Opportunities Fund
                                                                   -----------------   ------------------
Unrealized Appreciation                                                 $  187,237          $    5,759
Unrealized (Depreciation)                                                  (46,806)             (1,837)
                                                                        ----------          ----------
Net Unrealized Appreciation                                             $  140,431          $    3,922
                                                                        ==========          ==========
Cost of Investments for Federal
  Income Tax Purposes                                                   $  342,245          $   31,618
                                                                        ==========          ==========

At April 30, 2000, the TCW Galileo Large Cap Value Fund had net realized loss carryforwards for federal income tax purposes of $11 and $1,081 (amounts in thousands) expiring in 2006 and 2007, respectively.

Note 5 -- Fund Expenses

The Funds pay to the Advisor, as compensation for services rendered, facilities furnished and expenses borne by it, the following annual management fees as a percentage of daily net asset value:

     TCW Galileo Aggressive Growth Equities Fund                      1.00%
     TCW Galileo Convertible Securities Fund                          0.75%
     TCW Galileo Earnings Momentum Fund                               1.00%
     TCW Galileo Large Cap Growth Fund                                0.55%
     TCW Galileo Large Cap Value Fund                                 0.55%
     TCW Galileo Select Equities Fund                                 0.75%
     TCW Galileo Small Cap Growth Fund                                1.00%
     TCW Galileo Value Opportunities Fund                             0.80%

TCW Galileo Funds, Inc.
--------------------------------------------------------------------------------

     U.S. Equities

Notes to Financial Statements (Unaudited) (Continued)

        Note 5 -- Fund Expenses (Continued)

        The ordinary operating expenses for all Funds (each share class) are limited to the average total expense ratio as reported by Lipper Analytical Services, Inc. for each Fund's respective investment objective, which is subject to change on a monthly basis. At April 30, 2000, the average expense ratios reported by Lipper Analytical Services, Inc. as they relate to each Fund were:

          TCW Galileo Aggressive Growth Equities Fund                1.53%
          TCW Galileo Convertible Securities Fund                    1.53%
          TCW Galileo Earnings Momentum Fund                         1.67%
          TCW Galileo Large Cap Growth Fund                          1.42%
          TCW Galileo Large Cap Value Fund                           1.28%
          TCW Galileo Select Equities Fund                           1.42%
          TCW Galileo Small Cap Growth Fund                          1.53%
          TCW Galileo Value Opportunities Fund                       1.53%

        Certain officers and/or directors of the Company are officers and/or directors of the Advisor.

        Note 6 -- Distribution Plan

        The Company has a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Advisory Class shares of each Fund. Under the terms of the Distribution Plan, each Fund compensates the distributor at a rate equal to 0.25% of the average daily net assets of the Fund attributable to its Advisory Class shares for distribution and related services.

        Note 7 -- Purchases and Sales of Securities

        Investment transactions (excluding short-term investments) for the six months ended April 30, 2000, were as follows (amounts in thousands):

                                       TCW Galileo         TCW Galileo         TCW Galileo
                                    Aggressive Growth      Convertible          Earnings
                                       Equities Fund     Securities Fund      Momentum Fund
                                    -----------------    ---------------    ---------------
        Purchases at Cost              $  58,460            $  51,674           $  30,491
                                       =========            =========           =========
        Sales Proceeds                 $  51,462            $  57,919           $  30,254
                                       =========            =========           =========

                                       TCW Galileo         TCW Galileo         TCW Galileo
                                        Large Cap           Large Cap             Select
                                       Growth Fund         Value Fund         Equities Fund
                                    -----------------    ---------------    ---------------
        Purchases at Cost              $  19,028            $  53,591           $ 187,457
                                       =========            =========           =========
        Sales Proceeds                 $  16,616            $  45,151           $ 113,828
                                       =========            =========           =========

                                                           TCW Galileo         TCW Galileo
                                                            Small Cap             Value
                                                           Growth Fund      Opportunities Fund
                                                         ---------------    ------------------
        Purchases at Cost                                   $ 185,653           $  19,925
                                                            =========           =========
        Sales Proceeds                                      $ 100,103           $  21,645
                                                            =========           =========

        There were no purchases or sales of U.S. Government Securities for the six months ended April 30, 2000.

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                                                                  April 30, 2000

        Note 8 -- Capital Share Transactions

        The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transaction in each Fund's shares were as follows:

        TCW Galileo Aggressive Growth                           Six Months Ended
          Equities Fund                                          April 30, 2000                      Year Ended
        Institutional Class                                       (Unaudited)                     October 31, 1999
                                                          -----------------------------   -----------------------------
                                                                             Amount                          Amount
                                                             Shares      (in thousands)      Shares      (in thousands)
                                                          -----------    --------------   -----------    --------------
        Shares Sold                                         2,180,153    $     66,416       3,217,826      $     61,670
        Shares Issued upon Reinvestment of
        Dividends                                             791,005          19,621         897,111            11,286
        Shares Redeemed                                    (2,184,188)        (66,205)     (4,048,436)          (72,108)
                                                          -----------    ------------     -----------      ------------
        Net Increase                                          786,970    $     19,832          66,501      $        848
                                                          ===========    ============     ===========      ============

        TCW Galileo Aggressive Growth                           Six Months Ended
          Equities Fund                                          April 30, 2000                      Year Ended
        Advisory Class                                            (Unaudited)                     October 31, 1999/(1)/
                                                          -----------------------------   -----------------------------
                                                                             Amount                          Amount
                                                             Shares      (in thousands)      Shares      (in thousands)
                                                          -----------    --------------   -----------    --------------
        Shares Sold                                           784,170    $     24,361         177,921      $      3,453
        Shares Issued upon Reinvestment of Dividends           17,223             428              --                --
        Shares Redeemed                                      (218,237)         (6,411)        (71,654)           (1,401)
                                                          -----------    ------------     -----------      ------------
        Net Increase                                          583,156    $     18,378         106,267      $      2,052
                                                          ===========    ============     ===========      ============

        (1) For the period March 1, 1999 (Commencement of offering of Advisory Class shares) through October 31, 1999.

        TCW Galileo Earnings Momentum Fund                      Six Months Ended
                                                                 April 30, 2000                      Year Ended
                                                                  (Unaudited)                     October 31, 1999
                                                          -----------------------------   -----------------------------
                                                                             Amount                          Amount
                                                             Shares      (in thousands)      Shares      (in thousands)
                                                          -----------    --------------   -----------    --------------
        Shares Sold                                           325,040    $      4,966       2,763,917     $      31,234
        Shares Issued upon Reinvestment of Dividends          329,586           4,339         266,413             2,893
        Shares Redeemed                                      (693,506)         (9,829)     (1,692,831)          (19,913)
                                                          -----------    ------------     -----------     -------------
        Net Increase (Decrease)                               (38,880)   $       (524)      1,337,499     $      14,214
                                                          ===========    ============     ===========     =============

        TCW Galileo Earnings Momentum Fund                      Six Months Ended
                                                                 April 30, 2000                      Year Ended
                                                                  (Unaudited)                     October 31, 1999
                                                          -----------------------------   -----------------------------
                                                                             Amount                          Amount
                                                             Shares      (in thousands)      Shares      (in thousands)
                                                          -----------    --------------   -----------    --------------
        Shares Sold                                            84,480    $      1,799         110,213     $       1,249
        Shares Issued upon Reinvestment of Dividends          300,226           4,557         132,982             1,471
        Shares Redeemed                                       (32,648)           (584)     (1,856,416)          (21,486)
                                                          -----------    ------------     -----------     -------------
        Net Increase (Decrease)                               352,058    $      5,772      (1,613,221)    $     (18,766)
                                                          ===========    ============     ===========     =============

TCW Galileo Funds, Inc.
--------------------------------------------------------------------------------

     U.S. Equities

Notes to Financial Statements (Unaudited) (Continued)

        Note 8 -- Capital Share Transactions (Continued)

        TCW Galileo Large Cap Growth Fund                       Six Months Ended
        Institutional Class                                      April 30, 2000                      Year Ended
                                                                  (Unaudited)                     October 31, 1999
                                                          -----------------------------   -----------------------------
                                                                             Amount                          Amount
                                                             Shares      (in thousands)      Shares      (in thousands)
                                                          -----------    --------------   -----------    --------------
        Shares Sold                                         228,760        $     4,455        961,287      $     13,683
        Shares Issued upon Reinvestment of Dividends         64,995              1,117         36,641               439
        Shares Redeemed                                     (91,715)            (1,851)      (298,866)           (4,580)
                                                          ---------        -----------      ---------      ------------
        Net Increase                                        202,040        $     3,721        699,062      $      9,542
                                                          =========        ===========      =========      ============

        TCW Galileo Large Cap Growth Fund                       Six Months Ended
        Advisory Class                                           April 30, 2000                      Year Ended
                                                                  (Unaudited)                     October 31, 1999
                                                          -----------------------------   -----------------------------
                                                                             Amount                          Amount
                                                             Shares      (in thousands)      Shares      (in thousands)
                                                          -----------    --------------   -----------    --------------
        Shares Sold                                          15,327        $       313          5,290      $         81
        Shares Issued upon Reinvestment of Dividends            278                  5             --                --
        Shares Redeemed                                      (6,877)              (137)          (129)               (2)
                                                          ---------        -----------      ---------      ------------
        Net Increase                                          8,728        $       181          5,161      $         79
                                                          =========        ===========      =========      ============

        (1) For the period March 1, 1999 (Commencement of offering of Advisory Class shares) through October 31, 1999.

        TCW Galileo Large Cap Growth Fund                       Six Months Ended
        Institutional Class                                      April 30, 2000                      Year Ended
                                                                  (Unaudited)                     October 31, 1999
                                                          -----------------------------   -----------------------------
                                                                             Amount                          Amount
                                                             Shares      (in thousands)      Shares      (in thousands)
                                                          -----------    --------------   -----------    --------------
        Shares Sold                                        1,784,942       $    21,968      8,030,981      $     92,437
        Shares Issued upon Reinvestment of Dividends          23,554               285          2,910                30
        Shares Redeemed                                   (1,102,686)          (13,124)    (3,169,587)          (35,477)
                                                          ----------       -----------     ----------      ------------
        Net Increase                                         705,810       $     9,129      4,864,304      $     56,990
                                                          ==========       ===========     ==========      ============

        TCW Galileo Large Cap Growth Fund                       Six Months Ended
        Advisory Class                                           April 30, 2000                      Year Ended
                                                                  (Unaudited)                     October 31, 1999
                                                          -----------------------------   -----------------------------
                                                                             Amount                          Amount
                                                             Shares      (in thousands)      Shares      (in thousands)
                                                          -----------    --------------   -----------    --------------
        Shares Sold                                           19,575       $       256         13,353      $        167
        Shares Redeemed                                           --                --         (8,381)             (102)
                                                          ----------       -----------     ----------      ------------
        Net Increase                                          19,575       $       256          4,972      $         65
                                                          ==========       ===========     ==========      ============

        (1) For the period March 1, 1999 (Commencement of offering of Advisory Class shares) through October 31, 1999.
44

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                                                                  April 30, 2000

     TCW Galileo Select Equities Fund                 Six Months Ended
     Institutional Class                               April 30, 2000                       Year Ended
                                                         (Unaudited)                     October 31, 1999
                                                  -----------------------------   ----------------------------
                                                                      Amount                         Amount
                                                  Shares         (in thousands)   Shares        (in thousands)
                                                  -----------    --------------   -----------   --------------
     Shares Sold                                  6,048,284      $   149,305        6,400,424     $  120,104
     Shares Issued upon Reinvestment of
       Dividends                                    472,656           10,265        1,613,101         24,632
     Shares Redeemed                             (4,716,966)        (110,514)      (5,012,731)       (91,457)
                                                 ----------      -----------       ----------     ----------
     Net Increase                                 1,803,974      $    49,056        3,000,794     $   53,279
                                                 ==========      ===========       ==========     ==========

     TCW Galileo Select Equities Fund                Six Months Ended
     Advisory Class                                   April 30, 2000                       Year Ended
                                                        (Unaudited)                     October 31, 1999(1)
                                                 -----------------------------   ----------------------------
                                                                    Amount                         Amount
                                                 Shares         (in thousands)   Shares        (in thousands)
                                                 -----------    --------------   -----------   --------------
     Shares Sold                                  1,267,180      $    30,611        1,018,247     $   17,390
     Shares Issued upon Reinvestment of
       Dividends                                     40,662              890               --             --
     Shares Redeemed                               (282,640)          (6,672)         (93,473)        (1,788)
                                                 ----------      -----------       ----------     ----------
     Net Increase                                 1,025,202      $    24,829          924,774     $   17,390
                                                 ==========      ===========       ==========     ==========

     (1) For the period March 1, 1999 (Commencement of offering of Advisory Class shares) through October 31, 1999.

     TCW Galileo Select Equities Fund                 Six Months Ended
     Institutional Class                               April 30, 2000                       Year Ended
                                                         (Unaudited)                     October 31, 1999
                                                  -----------------------------   ----------------------------
                                                                     Amount                         Amount
                                                  Shares         (in thousands)   Shares        (in thousands)
                                                  -----------    --------------   -----------   --------------
     Shares Sold                                   4,036,246       $   194,024      2,977,400    $     68,370
     Shares Issued upon Reinvestment of
       Dividends                                     417,754            15,842        100,650           1,878
     Shares Redeemed                              (2,647,604)         (124,907)    (2,307,584)        (53,231)
                                                  ----------       -----------    -----------    ------------
     Net Increase                                  1,806,396       $    84,959        770,466    $     17,017
                                                  ==========       ===========    ===========    ============

     TCW Galileo Select Equities Fund                Six Months Ended
     Advisory Class                                   April 30, 2000                       Year Ended
                                                        (Unaudited)                     October 31, 1999/(1)/
                                                 -----------------------------   ----------------------------
                                                                    Amount                         Amount
                                                 Shares         (in thousands)   Shares        (in thousands)
                                                 -----------    --------------   -----------   --------------
     Shares Sold                                     589,882       $    27,420         21,894    $        543
     Shares Issued upon Reinvestment of
       Dividends                                       2,093                80             --              --
     Shares Redeemed                                (163,970)           (6,304)           (74)             (2)
                                                  ----------       -----------    -----------    ------------
     Net Increase                                    428,005       $    21,196         21,820    $        541
                                                  ==========       ===========    ===========    ============

     (1) For the period March 1, 1999 (Commencement of offering of Advisory Class shares) through October 31, 1999.

TCW Galileo Funds, Inc.
--------------------------------------------------------------------------------

     U.S. Equities

Notes to Financial Statements (Unaudited) (Continued)

     Note 8 -- Capital Share Transactions (Continued)

     TCW Galileo Value Opportunities Fund                       Six Months Ended
                                                                 April 30, 2000                     Year Ended
                                                                   (Unaudited)                   October 31, 1999
                                                          ----------------------------     ---------------------------
                                                                             Amount                         Amount
                                                            Shares       (in thousands)      Shares     (in thousands)
                                                          ------------   -------------     ----------   --------------
        Shares Sold                                          357,623       $    4,158        334,352      $     3,783
        Shares Issued upon Reinvestment of Dividends         274,811            2,940             --               --
        Shares Redeemed                                     (643,455)          (6,991)      (742,180)          (7,602)
                                                          ----------       ----------      ---------      -----------
        Net Increase (Decrease)                              (11,021)      $      107       (407,828)     $    (3,819)
                                                          ==========       ==========      =========      ===========

        Note 9 -- Restricted Securities

        The following restricted securities held by the Funds as of April 30, 2000, were valued both at the date of acquisition and April 30, 2000, in accordance with the security valuation policy of the Funds described in
        Note 2. The restricted securities include securities purchased in private placement transactions without registration under the Securities Act of 1933, as well as Rule 144A securities. Such securities generally may be sold only in a privately negotiated transaction with a limited number of purchasers or in a public offering registered under the Securities Act of 1933. Each Fund will bear any costs incurred in connection with the disposition of such securities.

        TCW Galileo Convertible Securities Fund

        Principal
        Amount or
        Number of                                                                 Date of
         Shares     Investment                                                  Acquisition         Cost
        ---------   ----------                                                  -----------      -----------
        $1,245,000  ASM Lithography Holding NV, (144A), 4.25%,                    11/19/99        $1,274,830
                      due 11/30/04
        $  820,000  BEA Systems, Inc., (144A), 4%, due 12/15/06                   12/14/99         1,035,658
        $   15,000  Centocor, Inc., (144A), 4.75%, due 02/15/05                   02/13/98            15,000
        $   75,000  Costco Companies, Inc., (144A), 0%, due 08/19/17              08/14/97            41,140
        $  785,000  Echostar Communications Corp., (144A), 4.875%,                12/03/99           819,448
                      due 01/01/07
        $  465,000  Exchangeable Certificates Corp., (144A), 0.25%,               07/16/99           466,473
                      due 07/17/06
        $  795,000  Exodus Communications, Inc., (144A), 4.75%,                   12/02/99           796,900
                      due 07/15/08
             2,100  Global Crossing Ltd., (144A), $17.50 Convertible              12/10/99           546,000
                      Preferred
        $  830,000  Interpublic Group of Companies, Inc., (144A), 1.87%,          06/01/99           719,247
                      due 06/01/06
        $  290,000  Sanmina Corp., (144A), 4.25%, due 05/01/04                    07/15/99           361,772
        $  720,000  Sepracor, Inc., (144A), 7%, due 12/15/05                      12/15/98           730,372
        $  485,000  Siebel Systems, Inc., (144A), 5.5%, due 09/15/06              09/21/99           488,838
             8,500  United Rentals, Inc., (144A), $3.25 Convertible               09/28/98           308,175
                      Preferred

        The total value of restricted securities is $10,031,412, which represents 16.7% of net assets of the Fund at April 30, 2000.

TCW Galileo Aggressive Growth Equities Fund
--------------------------------------------------------------------------[LOGO]

   Institutional Class

Financial Highlights

                                                                                                   June 3, 1996
                                                 Six Months                                        (Commencement
                                                   Ended           Year Ended October 31,          of Operations)
                                               April 30, 2000   ------------------------------        through
                                                (Unaudited)        1999        1998      1997      October 31, 1996
                                                ------------    ---------    -------   -------     ----------------
     Net Asset Value per Share,
       Beginning of Period                      $  22.29         $  11.35    $  9.40  $   9.19      $      10.00
                                                --------         --------    -------  --------      ------------

     Income (Loss) from Investment
       Operations:
     Net Investment (Loss)                         (0.13)           (0.14)     (0.11)    (0.08)            (0.03)
     Net Realized and Unrealized Gain
       (Loss) on Investments                        9.11            12.68       2.06      0.29             (0.78)
                                                --------         --------    -------  --------      ------------
     Total from Investment
       Operations                                   8.98            12.54       1.95      0.21             (0.81)
                                                --------         --------    -------  --------      ------------
     Less Distributions:
     Distributions from Net Realized
       Gain                                        (2.73)           (1.60)        --        --                --
                                                --------         --------    -------  --------      ------------
     Net Asset Value per Share, End
       of Period                                $  28.54         $  22.29    $ 11.35  $   9.40      $       9.19
                                                ========         ========    =======  ========      ============
     Total Return                                  42.18%/(1)/     121.34%     20.74%     2.28%            (8.10)%/(2)/
     Ratios/Supplemental Data:
     Net Assets, End of Period
       (in thousands)                           $237,797         $168,193    $84,904  $135,850      $     92,430
     Ratio of Net Expenses to Average
       Net Assets                                   1.12%/(3)/       1.14%      1.17%     1.12%             1.20%/(3)(4)/
     Ratio of Net Investment (Loss) to
       Average Net Assets                          (0.86)%/(3)/     (0.79)%    (1.03)%   (0.86)%           (0.80)%/(3)/
     Portfolio Turnover Rate                       21.39%/(1)/      64.12%     55.36%    50.45%            19.19%/(2)/

     (1) For the six months ended April 30, 2000 and not indicative of a full year's operating results.
     (2) For the period June 3, 1996 (Commencement of Operations) through October 31, 1996 and not indicative of a full year's operating results.
     (3)    Annualized.
     (4) The Investment Advisor had voluntarily agreed to reduce its fee, or to pay the operating expenses of the Fund, to the extent necessary to limit the annual ordinary operating expenses of the Fund to 1.20% of net assets through December 31, 1996. Had such action not been taken, total annualized operating expenses, as a percentage of average net assets, would have been 1.27% for the period June 3, 1996 (Commencement of Operations) through October 31, 1996.

See accompanying notes to financial statements.

TCW Galileo Aggressive Growth Equities Fund
--------------------------------------------------------------------------------

  Advisory Class

Financial Highlights

                                                                                                    March 1, 1999
                                                                          Six Months              (Commencement of
                                                                             Ended              offering of Advisory
                                                                        April 30, 2000          Class shares) through
                                                                          (Unaudited)             October 31, 1999
                                                                        --------------         ----------------------
     Net Asset Value per Share, Beginning of Period                         $ 22.27                    $16.07
                                                                            -------                    ------
     Income (Loss) from Investment Operations:
     Net Investment (Loss)                                                    (0.19)                    (0.12)
     Net Realized and Unrealized Gain on Investments                           9.11                      6.32
                                                                            -------                    ------
     Total from Investment Operations                                          8.92                      6.20
                                                                            -------                    ------
     Less Distributions:
     Distributions from Net Realized Gain                                     (2.73)                       --
                                                                            -------                    ------
     Net Asset Value per Share, End of Period                               $ 28.46                    $22.27
                                                                            =======                    ======
     Total Return                                                             41.97%/(1)/               38.58%/(2)/
     Ratios/Supplemental Data:
     Net Assets, End of Period (in thousands)                               $19,619                    $2,367
     Ratio of Net Expenses to Average Net Assets                               1.50%/(3)(4)/             1.47%/(3)(4)/
     Ratio of Net Investment (Loss) to Average Net Assets                     (1.25)%/(3)/              (0.92)%/(3)/
     Portfolio Turnover Rate                                                  21.39%/(1)/               64.12%/(2)/

     (1) For the six months ended April 30, 2000 and not indicative of a full year's operating results.
     (2) For the period March 1, 1999 (Commencement of offering of Advisory Class shares) through October 31, 1999 and not indicative of a full year's operating results.
     (3)   Annualized.
     (4) The Investment Advisor has voluntarily agreed to reduce its fee, or to pay the operating expenses of the Fund, to the extent necessary to limit the annual operating expenses of the Fund as disclosed in Note 5 in the Notes to the Financial Statements. Had such action not been taken, total annualized operating expenses, as a percentage of average net assets, would have been 1.58% for the six months ended April 30, 2000 and 6.83% for the period March 1, 1999 (Commencement of offering of Advisory Class shares) through October 31, 1999.

See accompanying notes to financial statements.

TCW Galileo Convertible Securities Fund
--------------------------------------------------------------------------[LOGO]

Financial Highlights

                                                                                                    January 2, 1997
                                                              Six Months        Year Ended           (Commencement
                                                                Ended          October 31,          of Operations)
                                                            April 30, 2000  -------------------         through
                                                             (Unaudited)      1999      1998       October 31, 1997
                                                            -------------   --------  ---------    -----------------
     Net Asset Value per Share, Beginning of
       Period                                                  $ 12.66       $ 10.53    $ 11.41           $ 10.00
                                                               -------       -------    -------           -------
     Income (Loss) from Investment Operations:
     Net Investment Income                                        0.19          0.41       0.37              0.31
     Net Realized and Unrealized Gain (Loss) on
       Investments                                                3.88          2.56      (0.08)             1.43
                                                               -------       -------    -------           -------
     Total from Investment Operations                             4.07          2.97       0.29              1.74
                                                               -------       -------    -------           -------
     Less Distributions:
     Distributions from Net Investment Income                    (0.21)        (0.34)     (0.37)            (0.33)
     Distributions in Excess of Net Investment
       Income                                                      --             --      (0.05)               --
     Distributions from Net Realized Gain                        (1.07)        (0.50)     (0.75)               --
                                                               -------       -------    -------           -------
     Total Distributions                                         (1.28)        (0.84)     (1.17)            (0.33)
                                                               -------       -------    -------           -------
     Net Asset Value per Share, End of Period                  $ 15.45       $ 12.66    $ 10.53           $ 11.41
                                                               =======       =======    =======           =======
     Total Return                                                34.03%/(1)/   29.68%      2.69%            17.66%/(2)/
     Ratios/Supplemental Data:
     Net Assets, End of Period (in thousands)                  $60,231       $49,830    $27,388           $36,890
     Ratio of Net Expenses to Average Net Assets                  1.01%/(3)/    1.03%      1.05%             0.95%/(3)(4)/
     Ratio of Net Investment Income to Average
       Net Assets                                                 2.67%/(3)/    3.53%      3.34%             3.54%/(3)/
     Portfolio Turnover Rate                                     95.22%/(1)/  150.91%    139.65%           141.43%/(2)/

     (1) For the six months ended April 30, 2000 and not indicative of a full year's operating results.
     (2) For the period January 2, 1997 (Commencement of Operations) through October 31, 1997 and not indicative of a full year's operating results.
     (3)   Annualized.
     (4) The Investment Advisor had voluntarily agreed to reduce its fee, or to pay the operating expenses of the Fund, to the extent necessary to limit the annual ordinary operating expenses of the Fund to 0.95% of net assets through October 31, 1997 and 1.05% of net assets through December 31, 1998. Had such action not been taken, total annualized operating expenses, as a percentage of average net assets, would have been 1.16% for the year ended October 31, 1998 and 1.51% for the period January 2, 1997 (Commencement of Operations) through October 31, 1997.

See accompanying notes to financial statements.

TCW Galileo Earnings Momentum Fund
--------------------------------------------------------------------------------

Financial Highlights

                                                                                                            November 1, 1994
                                               Six Months                                                   (Commencement
                                                  Ended                                                     of Operations)
                                             April 30, 2000             Year Ended October 31,                  through
                                                                 ---------------------------------------
                                              (Unaudited)          1999      1998       1997      1996      October 31, 1995
                                               ---------         -------    -------    ------    -------    ----------------
     Net Asset Value per Share,
       Beginning of Period                       $ 15.12         $ 10.56    $ 13.87   $  13.01    $ 11.47       $  10.00
                                                 -------         -------    -------   --------    -------       --------
     Income (Loss) from Investment
       Operations:
     Net Investment (Loss)                         (0.09)          (0.16)     (0.14)     (0.12)     (0.11)         (0.03)
     Net Realized and Unrealized
       Gain (Loss) on Investments                   4.07            5.26      (2.20)      1.98       1.72           1.51
                                                 -------         -------    -------   --------    -------       --------
     Total from Investment
       Operations                                   3.98            5.10      (2.34)      1.86       1.61           1.48
                                                 -------         -------    -------   --------    -------       --------
     Less Distributions:
     Distributions in Excess of Net
       Investment Income                              --              --         --         --         --          (0.01)
     Distributions from Net Realized
       Gain                                        (3.35)          (0.54)     (0.97)     (1.00)     (0.07)            --
                                                 -------         -------    -------   --------    -------       --------
     Total Distributions                           (3.35)          (0.54)     (0.97)     (1.00)     (0.07)         (0.01)
     Net Asset Value per Share, End
       of Period                                 $ 15.75         $ 15.12    $ 10.56   $  13.87    $ 13.01       $  11.47
                                                 =======         =======    =======   ========    =======       ========
     Total Return                                  27.15%/(1)/     50.23%    (17.76)%    15.53%     13.99%         14.76%
     Ratios/Supplemental Data:
     Net Assets, End of Period
       (in thousands)                            $28,286         $21,838    $32,299   $101,667    $77,994       $ 63,411
     Ratio of Net Expenses to
       Average Net Assets                           1.51%/(2)/      1.46%      1.27%      1.17%      1.13%/(3)/     1.14%/(3)/
     Ratio of Net Investment (Loss)
       to Average Net Assets                       (0.95)%/(2)/    (1.30)%    (1.10)%    (0.96)%    (0.82)%        (0.28)%
     Portfolio Turnover Rate                      106.02%/(1)/    118.87%     51.25%     93.06%     99.03%         85.91%

     (1) For the six months ended April 30, 2000 and not indicative of a full year's operating results.
     (2) Annualized.
     (3) The Investment Advisor has voluntarily agreed to reduce its fee, or to pay the operating expenses of the Fund, to the extent necessary to limit the annual ordinary operating expenses of the Fund to 1.14% of net assets through December 31, 1995. Had such action not been taken, total annualized operating expenses, as a percentage of average net assets, would have been 1.14% for the year ended October 31, 1996 and November 1, 1994 (Commencement of Operations) through October 31, 1995.

See accompanying notes to financial statements.

TCW Galileo Large Cap Growth Fund
------------------------------------------------------------------------- [LOGO]

     Institutional Class

Financial Highlights

                                                                                                     June 3, 1998
                                                               Six Months                           (Commencement
                                                                 Ended            Year Ended        of Operations)
                                                             April 30, 2000       October 31,          through
                                                               (Unaudited)           1999          October 31, 1998
                                                               -----------        ----------       ----------------
     Net Asset Value per Share, Beginning of Period              $ 16.58            $ 11.18             $10.00
                                                                 -------            -------             ------
     Income (Loss) from Investment Operations:
     Net Investment (Loss)                                         (0.02)             (0.09)                --
     Net Realized and Unrealized Gain on Investments                3.82               6.00               1.18
                                                                 -------            -------             ------
     Total from Investment Operations                               3.80               5.91               1.18
                                                                 -------            -------             ------
     Less Distributions:
     Distributions from Net Realized Gain                          (0.94)             (0.51)                --
                                                                 -------            -------             ------
     Net Asset Value per Share, End of Period                    $ 19.44            $ 16.58             $11.18
                                                                 =======            =======             ======
     Total Return                                                  23.57%/(1)/        54.59%             11.80%/(2)/
     Ratios/Supplemental Data:
     Net Assets, End of Period (in thousands)                    $31,079            $23,164             $7,800
     Ratio of Net Expenses to Average Net Assets                    0.99%/(3)/         1.30%              0.91%/(3)/(4)/
     Ratio of Net Investment (Loss) to Average Net
        Assets                                                     (0.26)%/(3)/       (0.64)%            (0.07)%/(3)/
     Portfolio Turnover Rate                                       58.15%/(1)/         78.02%            50.76%/(2)/

     (1) For the six months ended April 30, 2000 and not indicative of a full year's operating results.
     (2) For the period June 3, 1998 (Commencement of Operations) through October 31, 1998 and not indicative of a full year's operating results.
     (3) Annualized.
     (4) The Investment Advisor had voluntarily agreed to reduce its fee, or to pay the operating expenses of the Fund, to the extent necessary to limit the annual ordinary operating expenses of the Fund as disclosed in Note 5 of the Notes to the Financial Statements. Had such actions not been taken, total annualized operating expenses, as a percentage of average net assets, would have been 2.53% for the period June 3, 1998 (Commencement of Operations) through October 31, 1998.

See accompanying notes to financial statements.

TCW Galileo Large Cap Growth Fund
--------------------------------------------------------------------------------

   Advisory Class

Financial Highlights

                                                                                                March 1, 1999
                                                                       Six Months              (Commencement of
                                                                          Ended              offering of Advisory
                                                                     April 30, 2000         Class shares) through
                                                                       (Unaudited)             October 31, 1999
                                                                     --------------         ---------------------
     Net Asset Value per Share, Beginning of Period                      $ 16.60                    $ 13.70
                                                                         -------                    -------

     Income (Loss) from Investment Operations:
     Net Investment (Loss)                                                 (0.06)                     (0.08)
     Net Realized and Unrealized Gain on Investments                        3.82                       2.98
                                                                         -------                    -------
     Total from Investment Operations                                       3.76                       2.90
                                                                         -------                    -------
     Less Distributions:
     Distributions from Net Realized Gain                                  (0.94)                        --
                                                                         -------                    -------
     Net Asset Value per Share, End of Period                            $ 19.42                    $ 16.60
                                                                         =======                    =======
     Total Return                                                          23.36%/(1)/                21.17%/(2)/
     Ratios/Supplemental Data:
     Net Assets, End of Period (in thousands)                            $   270                    $    86
     Ratio of Net Expenses to Average Net Assets                            1.40%/(3)//(4)/            1.46%/(3)//(4)/
     Ratio of Net Investment (Loss) to Average Net Assets                  (0.65)%/(3)/               (0.74)%/(3)/
     Portfolio Turnover Rate                                               58.15%/(1)/                78.02%/(2)/

     (1) For the six months ended April 30, 2000 and not indicative of a full year's operating results.
     (2) For the period March 1, 1999 (Commencement of offering of Advisory Class shares) through October 31, 1999 and not indicative of a full year's operating results.
     (3)  Annualized.
     (4) The Investment Advisor has voluntarily agreed to reduce its fee, or to pay the operating expenses of the Fund, to the extent necessary to limit the annual ordinary operating expenses of the Fund as disclosed in Note 5 of the Notes to the Financial Statements. Had such action not been taken, total annualized operating expenses, as a percentage of average net assets, would have been 13.37% for the six months ended April 30, 2000 and 392.27% for the period March 1, 1999 (Commencement of offering of Advisory Class shares) through October 31, 1999.

See accompanying notes to financial statements.

TCW Galileo Large Cap Value Fund                                       [LOGO]
----------------------------------------------------------------------

   Institutional Class

Financial Highlights

                                                                                                       June 3, 1998
                                                                   Six Months                          (Commencement
                                                                      Ended          Year Ended       of Operations)
                                                                 April 30, 2000     October 31,           through
                                                                   (Unaudited)          1999         October 31, 1998
                                                                 --------------     -----------      ----------------
     Net Asset Value per Share, Beginning of Period                  $ 11.82          $ 10.12             $10.00
                                                                     -------          -------             ------
     Income from Investment Operations:
     Net Investment Income                                              0.04             0.09               0.04
     Net Realized and Unrealized Gain on Investments                    1.30             1.66               0.08
                                                                     -------          -------             ------
     Total from Investment Operations                                   1.34             1.75               0.12
                                                                     -------          -------             ------

     Less Distributions:
     Distributions from Net Investment Income                          (0.11)           (0.05)                --
                                                                     -------          -------             ------
     Net Asset Value per Share, End of Period                        $ 13.05          $ 11.82             $10.12
                                                                     =======          =======             ======
     Total Return                                                      11.41%/(1)/      17.30%              1.20%/(2)/
     Ratios/Supplemental Data:
     Net Assets, End of Period (in thousands)                        $82,373          $66,234             $7,505
     Ratio of Net Expenses to Average Net Assets                        0.81%/(3)/       0.85%              0.55%/(3)//(4)/
     Ratio of Net Investment Income to Average Net
     Assets                                                             0.71%/(3)/       0.79%              1.04%/(3)/
     Portfolio Turnover Rate                                           67.35%/(1)/     142.36%             83.84%/(2)/

     (1) For the six months ended April 30, 2000 and not indicative of a full year's operating results.
     (2) For the period June 3, 1998 (Commencement of Operations) through October 31, 1998 and not indicative of a full year's operating results.
     (3)  Annualized.
     (4) The Investment Advisor had voluntarily agreed to reduce its fee, or to pay the operating expenses of the Fund, to the extent necessary to limit the annual ordinary operating expenses of the Fund as disclosed in Note 5 of the Notes to the Financial Statements. Had such actions not been taken, total annualized operating expenses, as a percentage of average net assets, would have been 2.48% for the period June 3, 1998 (Commencement of Operations) through October 31, 1998.

See accompanying notes to financial statements.

TCW Galileo Large Cap Value Fund
--------------------------------------------------------------------------------

   Advisory Class

Financial Highlights

                                                                                                   March 1, 1999
                                                                           Six Months             (Commencement of
                                                                              Ended             offering of Advisory
                                                                         April 30, 2000        Class shares) through
                                                                           (Unaudited)            October 31, 1999
                                                                         --------------        ---------------------
     Net Asset Value per Share, Beginning of Period                          $11.79                    $11.07
                                                                             ------                    ------
     Income from Investment Operations:
     Net Investment Income                                                     0.01                      0.06
     Net Realized and Unrealized Gain on Investments                           1.31                      0.66
                                                                             ------                    ------
     Total from Investment Operations                                          1.32                      0.72
                                                                             ------                    ------
     Less Distributions:
     Distributions from Net Investment Income                                 (0.05)                       --
                                                                             ------                    ------
     Net Asset Value per Share, End of Period                                $13.06                    $11.79
                                                                             ======                    ======
     Total Return                                                             11.18%/(1)/                6.51%/(2)/
     Ratios/Supplemental Data:
     Net Assets, End of Period (in thousands)                                $  321                    $   58
     Ratio of Net Expenses to Average Net Assets                               1.26%/(3)//(4)/           1.46%/(3)//(4)/
     Ratio of Net Investment Income to Average Net Assets                      0.20%/(3)/                0.71%/(3)/
     Portfolio Turnover Rate                                                  67.35%/(1)/              142.36%/(2)/

     (1) For the six months ended April 30, 2000 and not indicative of a full year's operating results.
     (2) For the period March 1, 1999 (Commencement of offering of Advisory Class shares) through October 31, 1999 and not indicative of a full year's operating results.
     (3)  Annualized.
     (4) The Investment Advisor has voluntarily agreed to reduce its fee, or to pay the operating expenses of the Fund, to the extent necessary to limit the annual ordinary operating expenses of the Fund as disclosed in Note 5 of the Notes to the Financial Statements. Had such action not been taken, total annualized operating expenses, as a percentage of average net assets, would have been 25.78% for the six months ended April 30, 2000 and 163.61% for the period March 1, 1999 (Commencement of offering of Advisory Class Shares) through October 31, 1999.

See accompanying notes to financial statements.

TCW Galileo Select Equities Fund
--------------------------------------------------------------------------[LOGO]

     Institutional Class

Financial Highlights

                                                     Six Months
                                                       Ended
                                                    April 30, 2000                  Year Ended October 31,
                                                                      --------------------------------------------------
                                                     (Unaudited)        1999       1998      1997       1996       1995
          Net Asset Value per Share,                --------------    -------    -------   -------    -------    -------
            Beginning of Period                         $  20.69      $ 16.89    $ 19.29   $ 15.93    $ 13.69    $ 11.57
                                                        --------      -------    -------   -------    -------    -------
          Income (Loss) from Investment
            Operations:

          Net Investment Income (Loss)                     (0.03)       (0.07)     (0.02)     0.01       0.11       0.06
          Net Realized and Unrealized Gain
            on Investments                                  5.81         6.32       3.38      3.57       2.18       2.11
                                                        --------      -------    -------   -------    -------    -------
          Total from Investment Operations                  5.78         6.25       3.36      3.58       2.29       2.17
                                                        --------      -------    -------   -------    -------    -------
          Less Distributions:
          Distributions from Net Investment
            Income                                            --           --         --     (0.02)     (0.05)     (0.05)
          Distributions from Net Realized
            Gain                                           (0.92)       (2.45)     (5.76)    (0.20)        --         --
                                                        --------      -------    -------   -------    -------    -------
          Total Distributions                              (0.92)       (2.45)     (5.76)    (0.22)     (0.05)     (0.05)
                                                        --------      -------    -------   -------    -------    -------
          Net Asset Value per Share, End of
            Period                                      $  25.55      $ 20.69    $ 16.89   $ 19.29    $ 15.93    $ 13.69
                                                        ========      =======    =======   =======    =======    =======
          Total Return                                     28.72% /1/   42.12%     23.83%    22.68%     16.79%     18.85%
          Ratios/Supplemental Data:
          Net Assets, End of Period
            (in thousands)                              $402,428     $288,546   $184,865  $156,113   $231,302   $197,721
          Ratio of Net Expenses to Average
            Net Assets                                      0.83% /2/    0.88%      0.86%     0.83%      0.82%      0.85%
          Ratio of Net Investment Income
            (Loss) to Average Net Assets                   (0.30)% /2/  (0.39)%    (0.14)%    0.08%      0.18%      0.48%
          Portfolio Turnover Rate                          30.66% /1/   48.29%    103.51%    39.22%     39.58%     53.77%

          (1) For the six months ended April 30, 2000 and not indicative of a full year's operating results.
          (2) Annualized.


See accompanying notes to financial statements.

TCW Galileo Select Equities Fund
--------------------------------------------------------------------------[LOGO]

     Advisory Class

Financial Highlights

                                                                                                     March 1, 1999
                                                                             Six Months            (Commencement of
                                                                               ended               offering of Advisory
                                                                            April 30, 2000        Class shares) through
                                                                             (Unaudited)            October 31, 1999
                                                                            --------------        ---------------------
          Net Asset Value per Share, Beginning of Period                       $ 20.67                   $ 17.62

          Income (Loss) from Investment Operations:

          Net Investment (Loss)                                                  (0.07)                    (0.07)
          Net Realized and Unrealized Gain on Investments                         5.78                      3.12
                                                                               -------                   -------
          Total from Investment Operations                                        5.71                      3.05
                                                                               -------                   -------
          Less Distributions:
          Distributions from Net Realized Gain                                   (0.92)                       --
                                                                               -------                   -------
          Net Asset Value per Share, End of Period                             $ 25.46                   $ 20.67
                                                                               =======                   =======
          Total Return                                                           28.46% /1/                17.31% /2/
          Ratios/Supplemental Data:
          Net Assets, End of Period (in thousands)                             $49,651                   $19,111
          Ratio of Net Expenses to Average Net Assets                             1.15% /3/                 1.46% /3//4/
          Ratio of Net Investment (Loss) to Average Net Assets                   (0.60)% /3/               (0.53)% /3/
          Portfolio Turnover Rate                                                30.66% /1/                48.29% /2/

          (1) For the six months ended April 30, 2000 and not indicative of a full year's operating results.
          (2) For the period March 1, 1999 (Commencement of offering of Advisory Class shares) through October 31, 1999 and not indicative of a full year's operating results.
          (3) Annualized.
          (4) The Investment Advisor has voluntarily agreed to reduce its fee, or to pay the operating expenses of the Fund, to the extent necessary to limit the ordinary operating expenses of the Fund as disclosed in Note 5 of the Notes to the Financial Statements. Had such action not been taken, total annualized operating expenses, as a percentage of average net assets, would have been 2.66% for the period March 1, 1999 (Commencement of offering of Advisory Class shares) through October 31, 1999.


See accompanying notes to financial statements.

TCW Galileo Small Cap Growth Fund
-------------------------------------------------------------------------[LOGO]


     Institutional Class

Financial Highlights

                                               Six Months
                                                 Ended
                                            April 30, 2000                       Year Ended October 31,
                                                              -------------------------------------------------------------
                                            (Unaudited)          1999          1998        1997        1996       1995
                                            ---------------  -----------   -----------  ----------- ---------- ------------
Net Asset Value per Share,
   Beginning of Period                      $  30.81          $  16.48      $  18.74     $  17.17    $  13.53     $  9.39
                                            --------          --------      --------     --------    --------     -------
Income (Loss) from Investment
   Operations:
Net Investment (Loss)                          (0.17)            (0.22)        (0.18)       (0.15)      (0.13)      (0.07)
Net Realized and Unrealized Gain
   (Loss) on Investments                        9.75             14.82         (0.90)        1.91        4.08        4.72
                                            --------          --------      --------     --------    --------     -------
Total from Investment Operations                9.58             14.60         (1.08)        1.76        3.95        4.65
                                            --------          --------      --------     --------    --------     -------
Less Distributions:
Distributions from Net Investment

   Income                                         --                --            --           --       (0.01)         --
Distributions from Net Realized Gain           (2.07)            (0.27)        (1.18)       (0.19)      (0.30)      (0.51)
                                            --------          --------      --------     --------    --------     -------
Total Distributions                            (2.07)            (0.27)        (1.18)       (0.19)      (0.31)      (0.51)
                                            --------          --------      --------     --------    --------     -------
Net Asset Value per Share, End of
   Period                                   $  38.32          $  30.81      $  16.48     $  18.74    $  17.17     $ 13.53
                                            ========          ========      ========     ========    ========     =======
Total Return                                   31.06%/(1)/       89.63%        (5.98)%      10.38%      29.73%      49.89%
Ratios/Supplemental Data:
Net Assets, End of Period
   (in thousands)                           $368,696          $240,792      $116,050     $144,756    $132,444     $66,056
Ratio of Net Expenses to Average
   Net Assets                                   1.11%/(2)/        1.14%         1.13%        1.14%       1.14%       1.21%/(3)/
Ratio of Net Investment (Loss) to
   Average Net Assets                          (0.74)%/(2)/      (0.94)%       (0.95)%      (0.89)%     (0.76)%     (0.61)%
Portfolio Turnover Rate                        27.61%/(1)/       74.52%        63.67%       60.52%      45.43%      89.73%

(1) For the six months ended April 30, 2000 and not indicative of a full year's operating results.
(2)  Annualized.
(3) The Investment Advisor had voluntarily agreed to reduce its fee, or to pay the operating expenses of the Fund, to the extent necessary to limit the annual ordinary operating expenses of the Fund to 1.09% of net assets through December 31, 1994. Had such action not been taken, total annualized operating expenses, as a percentage of average net assets, would have been 1.24% for the year ended October 31, 1995.

See accompanying notes to financial statements.

TCW Galileo Small Cap Growth Fund
--------------------------------------------------------------------------------

     Advisory Class

Financial Highlights

                                                                                          March 1, 1999
                                                                  Six Months            (Commencement of
                                                                    Ended               offering of Advisory
                                                                April 30, 2000         Class shares) through
                                                                  (Unaudited)            October 31, 1999
                                                                --------------         ----------------------
     Net Asset Value per Share, Beginning of Period                 $ 30.74                 $ 20.62
                                                                    -------                 -------
     Income (Loss) from Investment Operations:
     Net Investment (Loss)                                            (0.27)                  (0.20)
     Net Realized and Unrealized Gain on Investments                   9.85                   10.32
                                                                    -------                 -------
     Total from Investment Operations                                  9.58                   10.12
                                                                    -------                 -------
     Less Distributions:
     Distributions from Net Realized Gain                             (2.07)                     --
                                                                    -------                 -------
     Net Asset Value per Share, End of Period                       $ 38.25                 $ 30.74
                                                                    =======                 =======
     Total Return                                                     31.01%/(1)/             49.08%/(2)/

     Ratios/Supplemental Data:
     Net Assets, End of Period (in thousands)                       $17,206                 $   671
     Ratio of Net Expenses to Average Net Assets                       1.53%/(3)//(4)/         1.53%/(3)//(4)/
     Ratio of Net Investment (Loss) to Average Net Assets             (1.16)%/(3)/            (1.15)%/(3)/
     Portfolio Turnover Rate                                          27.61%/(1)/             74.52%/(2)/

     (1) For the six months ended April 30, 2000 and not indicative of a full year's operating results.
     (2) For the period March 1, 1999 (Commencement of offering of Advisory Class shares) through October 31, 1999 and not indicative of a full year's operating results.
     (3)  Annualized.
     (4) The Investment Advisor has voluntarily agreed to reduce its fee, or to pay the operating expenses of the Fund, to the extent necessary to limit the annual ordinary operating expenses of the Fund as disclosed in Note 5 of the Notes to the Financial Statements. Had such action not been taken, total annualized operating expenses, as a percentage of average net assets, would have been 1.60% for the six months ended April 30, 2000 and 35.14% for the period March 1, 1999 (Commencement of offering of Advisory Class shares) through October 31, 1999.

     See accompanying notes to financial statements.

TCW Galileo Value Opportunities Fund
--------------------------------------------------------------------------[LOGO]

     Financial Highlights


                                                                                              November 3, 1997
                                                          Six Months                            (Commencement
                                                             Ended            Year Ended        of Operations)
                                                         April 30, 2000       October 31,         through
                                                          (Unaudited)            1999          October 31, 1998
                                                         -------------        -----------    ------------------
Net Asset Value per Share, Beginning of Period              $ 11.23             $  9.24      $    10.00
                                                            -------             -------      ----------
Income (Loss) from Investment Operations:
Net Investment Income (Loss)                                   0.01               (0.01)             --
Net Realized and Unrealized Gain (Loss) on
  Investments                                                  2.59                2.00           (0.75)
                                                            -------             -------      ----------
Total from Investment Operations                               2.60                1.99           (0.75)
                                                            -------             -------      ----------
Less Distributions:
Distributions in Excess of Net Investment Income                 --                  --           (0.01)
Distributions from Net Realized Gain                          (1.21)                 --              --
                                                            -------             -------      ----------
Total Distributions                                           (1.21)                 --           (0.01)
                                                            -------             -------      ----------
Net Asset Value per Share, End of Period                    $ 12.62             $ 11.23      $     9.24
                                                            =======             =======      ==========
Total Return                                                  25.09%/(1)/         21.54%          (7.49)%/(2)/
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)                    $33,838             $30,238      $   28,634
Ratio of Net Expenses to Average Net Assets                    1.22%/(3)/          1.18%           1.16%/(3)/
Ratio of Net Investment Income (Loss) to Average
  Net Assets                                                   0.11%/(3)/         (0.10)%          0.05%/(3)/
Portfolio Turnover Rate                                       67.22%/(1)/        140.07%          97.30%/(2)/

 (1) For the six months ended April 30, 2000 and not indicative of a full year's operating results.
(2)  For the period November 3, 1997
     (Commencement of Operations) through October 31, 1998 and not indicative of a full year's operating results.
(3)  Annualized.

See accompanying notes to financial statements.

   TCW GALILEO FUNDS
   April 30, 2000


     SHAREHOLDER INFORMATION

     DIRECTORS AND OFFICERS                       INVESTMENT ADVISOR

     Marc I. Stern                                TCW Investment Management Company
     Director and Chairman of the Board           865 South Figueroa Street
                                                  Los Angeles, California 90017
     Alvin R. Albe, Jr.                           (213) 244-0000
     Director and President
                                                  CUSTODIAN & ADMINISTRATOR
     John C. Argue
     Director                                     Investors Bank & Trust Company
                                                  200 Clarendon Street
     Norman Barker, Jr.                           Boston, Massachusetts 02116
     Director

     Richard W. Call                              TRANSFER AGENT
     Director
                                                  DST Systems, Inc.
     Matthew K. Fong                              210 West 10th Street
     Director                                     Kansas City, Missouri 64105

     Thomas E. Larkin, Jr.                        DISTRIBUTOR
     Director
                                                  TCW Brokerage Services
     Charles W. Baldiswieler                      865 South Figueroa Street
     Senior Vice President                        Los Angeles, California 90017

     Michael E. Cahill                            INDEPENDENT AUDITORS
     Senior Vice President,
     General Counsel and Assistant Secretary      Deloitte & Touche, LLP
                                                  350 South Grand Avenue
     Jeffrey V. Peterson                          Los Angeles, California 90071
     Senior Vice President

     Robert S. Sant
     Senior Vice President

     Philip K. Holl
     Secretary

     Hilary G.D. Lord
     Assistant Secretary

     Peter C. DiBona
     Treasurer